Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Index Portfolio
March 31, 2025
VIIP-NPRT1-0525
1.9887327.106
Common Stocks - 95.4%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	1,835	85,438
AUSTRALIA - 4.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	95,271	251,686
Interactive Media & Services - 0.1%
CAR Group Ltd	8,892	177,223
REA Group Ltd	1,212	168,158
SEEK Ltd	8,406	113,653
		459,034
TOTAL COMMUNICATION SERVICES		710,720

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	26,697	1,210,281
Diversified Consumer Services - 0.0%
IDP Education Ltd	6,473	38,350
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	14,797	598,437
Lottery Corp/The	52,536	157,188
		755,625
Specialty Retail - 0.0%
JB Hi-Fi Ltd	2,562	149,749
TOTAL CONSUMER DISCRETIONARY		2,154,005

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	19,076	116,959
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	31,539	386,061
Endeavour Group Ltd/Australia	36,011	87,090
Metcash Ltd	25,516	50,694
Woolworths Group Ltd	28,740	533,626
		1,057,471
TOTAL CONSUMER STAPLES		1,174,430

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	5,647	83,070
Santos Ltd	76,324	319,831
Whitehaven Coal Ltd	19,887	68,416
Woodside Energy Group Ltd	44,638	648,499
		1,119,816
Financials - 1.6%
Banks - 1.2%
ANZ Group Holdings Ltd	70,033	1,282,239
Bank of Queensland Ltd	15,344	65,114
Bendigo & Adelaide Bank Ltd	13,456	90,038
Commonwealth Bank of Australia	39,353	3,742,230
National Australia Bank Ltd	72,272	1,554,476
Westpac Banking Corp	80,843	1,610,995
		8,345,092
Capital Markets - 0.2%
ASX Ltd	4,558	186,804
Macquarie Group Ltd	8,335	1,037,263
Magellan Financial Group Ltd warrants 4/16/2027 (b)	252	10
		1,224,077
Financial Services - 0.0%
AMP Ltd	59,399	46,248
Challenger Ltd	12,211	46,412
Washington H Soul Pattinson & Co Ltd	5,888	128,289
		220,949
Insurance - 0.2%
Insurance Australia Group Ltd	55,594	270,439
Medibank Pvt Ltd	64,717	180,874
QBE Insurance Group Ltd	35,364	488,631
Steadfast Group Ltd	26,163	95,134
Suncorp Group Ltd	25,439	308,109
		1,343,187
TOTAL FINANCIALS		11,133,305

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	3,478	74,072
Cochlear Ltd	1,539	253,641
		327,713
Health Care Providers & Services - 0.1%
EBOS Group Ltd	3,859	83,663
Ramsay Health Care Ltd	4,483	96,290
Sonic Healthcare Ltd	11,297	183,429
		363,382
Health Care Technology - 0.0%
Pro Medicus Ltd	1,278	161,763
TOTAL HEALTH CARE		852,858

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	32,795	414,307
Cleanaway Waste Management Ltd	51,571	84,597
		498,904
Construction & Engineering - 0.0%
Worley Ltd	11,671	106,177
Ground Transportation - 0.0%
Aurizon Holdings Ltd	42,575	82,767
Passenger Airlines - 0.0%
Qantas Airways Ltd	17,956	102,370
Professional Services - 0.1%
ALS Ltd	11,410	110,759
Computershare Ltd	13,103	322,976
		433,735
Trading Companies & Distributors - 0.0%
Reece Ltd	5,502	54,592
SGH Ltd	4,683	147,003
		201,595
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	24,389	74,210
Qube Holdings Ltd	40,736	100,861
Transurban Group unit	72,922	614,199
		789,270
TOTAL INDUSTRIALS		2,214,818

Information Technology - 0.0%
IT Services - 0.0%
NEXTDC Ltd (b)	15,048	107,780
Software - 0.0%
Technology One Ltd	7,023	123,529
WiseTech Global Ltd	4,402	227,003
		350,532
TOTAL INFORMATION TECHNOLOGY		458,312

Materials - 1.1%
Chemicals - 0.0%
Incitec Pivot Ltd	40,506	64,963
Orica Ltd	11,411	121,963
		186,926
Containers & Packaging - 0.0%
Orora Ltd	32,404	38,247
Metals & Mining - 1.1%
BHP Group Ltd	119,341	2,895,588
BlueScope Steel Ltd	10,315	138,159
Evolution Mining Ltd	46,765	209,245
Fortescue Ltd	39,831	385,525
Glencore PLC	232,443	850,772
IGO Ltd	15,684	39,109
Iluka Resources Ltd	9,601	23,405
Lynas Rare Earths Ltd (b)	20,485	89,691
Mineral Resources Ltd	4,134	62,419
Northern Star Resources Ltd	27,034	312,112
Pilbara Minerals Ltd (b)	67,160	71,508
Rio Tinto Ltd	8,734	633,738
Rio Tinto PLC	25,049	1,503,196
South32 Ltd	106,416	214,379
		7,428,846
TOTAL MATERIALS		7,654,019

Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	11,118	113,263
GPT Group/The unit	45,062	123,596
Mirvac Group unit	92,868	122,298
Stockland unit	55,669	171,771
		530,928
Industrial REITs - 0.1%
Goodman Group unit	44,949	806,684
Office REITs - 0.0%
Dexus unit	25,322	112,604
Real Estate Management & Development - 0.0%
Lendlease Group unit	15,248	56,645
Retail REITs - 0.1%
Scentre Group unit	122,252	258,660
Vicinity Ltd unit	90,887	125,851
		384,511
TOTAL REAL ESTATE		1,891,372

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	40,470	267,805
Gas Utilities - 0.0%
Apa Group unit	30,883	152,988
Multi-Utilities - 0.0%
AGL Energy Ltd	14,276	94,230
TOTAL UTILITIES		515,023

TOTAL AUSTRALIA		29,878,678
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	3,327	170,881
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (c)(d)	1,850	190,038
Erste Group Bank AG	7,821	538,871
Raiffeisen Bank International AG	3,046	78,125
		807,034
Insurance - 0.0%
UNIQA Insurance Group AG	2,948	31,239
TOTAL FINANCIALS		838,273

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG (b)	173	30,491
Machinery - 0.0%
ANDRITZ AG	1,697	94,868
TOTAL INDUSTRIALS		125,359

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (b)	2,342	20,389
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	2,628	87,182
Metals & Mining - 0.0%
voestalpine AG	2,471	60,117
Paper & Forest Products - 0.0%
Mondi PLC	10,364	153,624
TOTAL MATERIALS		300,923

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG (e)	1,042	25,238
CPI Europe AG (b)(f)	1,102	0
		25,238
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	1,963	138,924
TOTAL AUSTRIA		1,619,987
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	509	87,456
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	21,132	1,299,226
Food Products - 0.0%
Lotus Bakeries NV	10	88,774
TOTAL CONSUMER STAPLES		1,388,000

Financials - 0.2%
Banks - 0.2%
KBC Group NV	6,178	561,143
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	1,956	145,514
Sofina SA	364	92,887
		238,401
Insurance - 0.0%
Ageas SA/NV	4,012	240,118
TOTAL FINANCIALS		1,039,662

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	2,835	498,908
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	524	113,207
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	1,728	61,286
Syensqo SA	1,713	116,267
Umicore SA	4,574	47,385
		224,938
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	1,110	74,955
Cofinimmo SA	887	58,554
		133,509
Industrial REITs - 0.0%
Warehouses De Pauw CVA	4,137	98,056
TOTAL REAL ESTATE		231,565

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	794	68,813
Elia Group SA/NV rights 4/3/2025 (b)	794	3,874
		72,687
TOTAL BELGIUM		3,656,423
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	9,400	82,083
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	18,900	59,617
TOTAL COMMUNICATION SERVICES		141,700

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Magazine Luiza SA (b)	7,181	12,773
Specialty Retail - 0.0%
Lojas Renner SA	24,726	52,992
Vibra Energia SA	25,000	77,895
		130,887
TOTAL CONSUMER DISCRETIONARY		143,660

Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	103,800	245,565
Consumer Staples Distribution & Retail - 0.0%
Atacadao SA	12,700	16,135
Raia Drogasil SA	26,316	87,852
Sendas Distribuidora S/A	31,400	41,489
		145,476
Food Products - 0.0%
BRF SA	12,300	42,419
Personal Care Products - 0.0%
Natura & Co Holding SA	19,293	33,775
TOTAL CONSUMER STAPLES		467,235

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia	9,684	39,201
Cosan SA	27,300	35,354
Petroleo Brasileiro SA	102,000	664,217
Petroleo Brasileiro SA	89,400	639,506
PRIO SA/Brazil (b)	19,700	137,399
Ultrapar Participacoes SA	16,600	49,773
		1,565,450
Financials - 0.6%
Banks - 0.4%
Banco Bradesco SA	35,294	70,199
Banco Bradesco SA	124,641	276,740
Banco do Brasil SA	67,400	332,958
Itau Unibanco Holding SA	125,140	688,808
Itausa SA	137,334	227,428
Itausa SA rights 4/11/2025 (b)	1,776	930
NU Holdings Ltd/Cayman Islands Class A (b)	76,804	786,473
		2,383,536
Capital Markets - 0.2%
B3 SA - Brasil Bolsa Balcao	127,600	271,458
Banco BTG Pactual SA unit	23,500	138,782
XP Inc depository receipt	8,725	120,590
		530,830
Financial Services - 0.0%
Pagseguro Digital Ltd Class A (b)(e)	4,511	34,418
StoneCo Ltd Class A (b)	6,948	72,815
		107,233
Insurance - 0.0%
BB Seguridade Participacoes SA	15,600	110,170
Caixa Seguridade Participacoes S/A	12,200	31,877
		142,047
TOTAL FINANCIALS		3,163,646

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	109,800	42,523
Rede D'Or Sao Luiz SA (c)(d)	25,299	125,022
		167,545
Pharmaceuticals - 0.0%
Hypera SA	9,500	32,247
TOTAL HEALTH CARE		199,792

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA (b)	16,400	188,962
Electrical Equipment - 0.1%
WEG SA	34,500	273,753
Ground Transportation - 0.0%
Localiza Rent a Car SA	20,452	120,387
Rumo SA	28,800	81,861
		202,248
Transportation Infrastructure - 0.0%
CCR SA	23,500	47,936
Santos Brasil Participacoes SA	10,800	25,190
		73,126
TOTAL INDUSTRIALS		738,089

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	11,800	69,003
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	3,820	114,701
Containers & Packaging - 0.0%
Klabin SA unit	23,280	76,125
Metals & Mining - 0.3%
Bradespar SA	6,014	18,875
Cia Siderurgica Nacional SA	14,800	24,561
Gerdau SA	32,770	92,916
Metalurgica Gerdau SA	15,100	23,683
Vale SA	84,401	838,619
Wheaton Precious Metals Corp	10,667	827,757
		1,826,411
Paper & Forest Products - 0.0%
Suzano SA	16,379	151,952
TOTAL MATERIALS		2,169,189

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	9,200	30,841
Multiplan Empreendimentos Imobiliarios SA	6,200	24,554
		55,395
Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	21,186	151,439
Centrais Eletricas Brasileiras SA Series B	5,066	39,434
Cia Energetica de Minas Gerais	45,023	80,950
Cia Paranaense de Energia - Copel	14,200	23,316
Cia Paranaense de Energia - Copel Series B	29,200	53,269
Energisa S/A unit	6,700	46,964
Equatorial Energia SA	23,011	129,039
Equatorial Energia SA	81	454
Transmissora Alianca de Energia Eletrica S/A unit	5,200	30,673
		555,538
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	38,100	78,985
Engie Brasil Energia SA	5,950	40,247
		119,232
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	10,800	193,045
Cia De Sanena Do Parana unit	5,900	27,895
		220,940
TOTAL UTILITIES		895,710

TOTAL BRAZIL		9,608,869
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	2,413	91,670
CANADA - 7.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc (e)	7,079	162,482
Quebecor Inc Class B	3,724	93,964
TELUS Corp	11,582	166,118
		422,564
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	8,956	239,171
TOTAL COMMUNICATION SERVICES		661,735

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Magna International Inc	6,348	215,754
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A	1,228	127,523
Dollarama Inc	6,600	705,749
		833,272
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	7,615	507,631
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	3,374	149,164
TOTAL CONSUMER DISCRETIONARY		1,705,821

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	18,277	901,372
Empire Co Ltd Class A	3,288	110,243
George Weston Ltd	1,257	214,294
Loblaw Cos Ltd	3,346	468,889
Metro Inc/CN	4,749	330,240
		2,025,038
Food Products - 0.0%
Saputo Inc	5,817	100,369
TOTAL CONSUMER STAPLES		2,125,407

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
ARC Resources Ltd	13,917	279,781
Cameco Corp	10,228	421,046
Canadian Natural Resources Ltd (e)	49,615	1,526,668
Cenovus Energy Inc	30,035	417,428
Enbridge Inc	51,218	2,266,826
Gibson Energy Inc (e)	3,844	59,621
Imperial Oil Ltd	3,811	275,288
Keyera Corp	5,375	167,071
MEG Energy Corp	6,100	106,948
Parkland Corp	3,257	81,524
Pembina Pipeline Corp (e)	13,647	545,861
South Bow Corp	4,877	124,581
Suncor Energy Inc (e)	29,551	1,144,214
TC Energy Corp	24,405	1,152,541
Tourmaline Oil Corp	8,203	395,600
Veren Inc	14,581	96,460
Whitecap Resources Inc (e)	13,939	89,695
		9,151,153
Financials - 2.7%
Banks - 1.6%
Bank of Montreal	17,155	1,638,192
Bank of Nova Scotia/The	29,266	1,387,595
Canadian Imperial Bank of Commerce	22,206	1,249,141
National Bank of Canada	8,005	660,682
Royal Bank of Canada	33,272	3,747,883
Toronto Dominion Bank	41,111	2,463,432
		11,146,925
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	8,743	423,222
Brookfield Corp Class A	33,719	1,764,621
Onex Corp Subordinate Voting Shares	1,392	93,161
TMX Group Ltd	6,524	238,193
		2,519,197
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	499	721,198
Great-West Lifeco Inc	6,349	248,745
iA Financial Corp Inc	2,205	209,398
Intact Financial Corp	4,192	856,461
Manulife Financial Corp	41,184	1,283,271
Power Corp of Canada Subordinate Voting Shares	12,780	451,858
Sun Life Financial Inc	13,539	774,867
		4,545,798
TOTAL FINANCIALS		18,211,920

Industrials - 0.8%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (b)	2,026	114,010
CAE Inc (b)	7,493	184,220
		298,230
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	9,496	188,792
Construction & Engineering - 0.2%
AtkinsRealis Group Inc	4,108	195,173
Stantec Inc	2,680	222,140
WSP Global Inc	3,063	519,798
		937,111
Ground Transportation - 0.5%
Canadian National Railway Co	13,001	1,265,182
Canadian Pacific Kansas City Ltd	21,934	1,539,290
TFI International Inc	1,868	144,631
		2,949,103
Passenger Airlines - 0.0%
Air Canada (b)	7,948	78,262
Professional Services - 0.1%
Thomson Reuters Corp	3,170	547,032
Trading Companies & Distributors - 0.0%
Finning International Inc	3,254	91,556
Toromont Industries Ltd	1,924	150,586
		242,142
TOTAL INDUSTRIALS		5,240,672

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	2,735	215,751
IT Services - 0.5%
CGI Inc Class A	4,790	478,185
Shopify Inc Class A (b)	28,517	2,712,885
		3,191,070
Software - 0.3%
Constellation Software Inc/Canada	463	1,466,289
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	363	0
Descartes Systems Group Inc/The (b)	2,003	201,643
Open Text Corp	6,243	157,566
		1,825,498
TOTAL INFORMATION TECHNOLOGY		5,232,319

Materials - 0.7%
Chemicals - 0.1%
Methanex Corp	1,561	54,736
Nutrien Ltd	11,598	575,608
		630,344
Containers & Packaging - 0.0%
CCL Industries Inc Class B	3,401	166,121
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	11,792	1,277,573
Alamos Gold Inc Class A	9,872	263,770
B2Gold Corp	30,881	87,768
Barrick Gold Corp	41,112	798,214
Franco-Nevada Corp	4,527	711,995
Kinross Gold Corp	28,891	363,986
Pan American Silver Corp	8,529	220,300
Teck Resources Ltd Class B	10,649	387,909
		4,111,515
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	1,362	104,612
TOTAL MATERIALS		5,012,592

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	990	119,807
FirstService Corp Subordinate Voting Shares	974	161,507
		281,314
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	6,882	289,857
Fortis Inc/Canada	11,689	532,444
Hydro One Ltd (c)(d)	7,470	251,189
		1,073,490
Gas Utilities - 0.0%
AltaGas Ltd	6,985	191,583
Brookfield Infrastructure Corp	2,727	98,483
		290,066
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	3,095	86,395
Northland Power Inc	6,001	82,026
		168,421
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp (e)	18,039	92,636
Canadian Utilities Ltd Class A	2,998	77,083
		169,719
TOTAL UTILITIES		1,701,696

TOTAL CANADA		49,324,629
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	18,460	76,986
Specialty Retail - 0.0%
Empresas Copec SA	8,408	57,999
TOTAL CONSUMER DISCRETIONARY		134,985

Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	8,532	31,898
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	29,147	89,018
TOTAL CONSUMER STAPLES		120,916

Financials - 0.0%
Banks - 0.0%
Banco de Chile	1,055,587	139,516
Banco de Credito e Inversiones SA	1,861	68,772
Banco Santander Chile	1,450,955	82,531
		290,819
Industrials - 0.0%
Marine Transportation - 0.0%
Cia Sud Americana DE Vapores SA	349,068	19,116
Passenger Airlines - 0.0%
Latam Airlines Group SA	4,424,052	69,328
TOTAL INDUSTRIALS		88,444

Materials - 0.2%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	3,356	133,598
Metals & Mining - 0.1%
Antofagasta PLC	8,117	174,945
Lundin Mining Corp	15,339	124,286
		299,231
Paper & Forest Products - 0.0%
Empresas Cmpc SA	25,736	42,282
TOTAL MATERIALS		475,111

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	454,832	44,260
Enel Chile SA	550,737	36,215
		80,475
TOTAL CHILE		1,190,750
CHINA - 7.4%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	109,700	147,771
Entertainment - 0.2%
iQIYI Inc Class A ADR (b)(e)	10,536	23,811
Kingsoft Corp Ltd	21,600	105,195
Netease Inc	40,905	840,296
Tencent Music Entertainment Group Class A ADR	15,580	224,508
		1,193,810
Interactive Media & Services - 1.5%
Autohome Inc Class A ADR	1,503	41,663
Baidu Inc A Shares (b)	53,640	619,121
Bilibili Inc Z Shares (b)	6,542	125,455
Kanzhun Ltd ADR (b)	7,845	150,389
Kuaishou Technology B Shares (b)(c)(d)	65,400	458,622
Tencent Holdings Ltd	146,000	9,328,809
		10,724,059
TOTAL COMMUNICATION SERVICES		12,065,640

Consumer Discretionary - 2.8%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	14,400	103,020
Automobiles - 0.3%
Brilliance China Automotive Holdings Ltd	60,000	20,032
BYD Co Ltd H Shares	23,793	1,204,795
Geely Automobile Holdings Ltd	118,000	253,300
Great Wall Motor Co Ltd H Shares	54,500	95,579
Li Auto Inc A Shares (b)	29,860	376,308
XPeng Inc A Shares (b)	30,994	320,302
Yadea Group Holdings Ltd (c)(d)	27,130	52,849
		2,323,165
Broadline Retail - 1.7%
Alibaba Group Holding Ltd	378,056	6,255,309
JD.com Inc A Shares	68,104	1,401,004
PDD Holdings Inc Class A ADR (b)	16,981	2,009,701
Prosus NV Class N	32,750	1,521,537
Vipshop Holdings Ltd Class A ADR	8,629	135,303
		11,322,854
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	28,810	137,043
TAL Education Group Class A ADR (b)	13,097	173,011
		310,054
Hotels, Restaurants & Leisure - 0.6%
H World Group Ltd	40,000	148,199
Haidilao International Holding Ltd (c)(d)	35,000	78,938
Meituan B Shares (b)(c)(d)	129,330	2,602,440
Tongcheng Travel Holdings Ltd (c)	27,200	73,136
Trip.com Group Ltd	12,560	798,399
		3,701,112
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	54,400	175,359
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	51,800	58,690
Pop Mart International Group Ltd (c)(d)	14,600	295,077
Topsports International Holdings Ltd (c)(d)	67,000	29,488
		383,255
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	28,000	307,860
Li Ning Co Ltd	54,000	110,836
Shenzhou International Group Holdings Ltd	18,700	140,609
		559,305
TOTAL CONSUMER DISCRETIONARY		18,878,124

Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	36,500	131,891
Nongfu Spring Co Ltd H Shares (c)(d)	42,600	184,803
Tsingtao Brewery Co Ltd H Shares	14,000	100,817
		417,511
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(e)	138,000	83,964
JD Health International Inc (b)(c)(d)	24,700	105,472
		189,436
Food Products - 0.1%
China Feihe Ltd (c)(d)	93,000	70,174
China Mengniu Dairy Co Ltd	70,000	172,895
Tingyi Cayman Islands Holding Corp	44,000	73,870
Want Want China Holdings Ltd	102,000	64,235
Wilmar International Ltd	61,900	153,490
		534,664
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)	10,400	94,569
Hengan International Group Co Ltd	15,500	43,324
		137,893
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)	43,000	73,468
TOTAL CONSUMER STAPLES		1,352,972

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	44,000	36,405
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	49,000	50,018
China Petroleum & Chemical Corp H Shares	572,000	301,789
China Shenhua Energy Co Ltd H Shares	79,500	322,512
PetroChina Co Ltd H Shares	496,000	402,136
Yankuang Energy Group Co Ltd H Shares	75,800	78,679
		1,155,134
TOTAL ENERGY		1,191,539

Financials - 1.3%
Banks - 1.0%
Agricultural Bank of China Ltd H Shares	723,000	435,410
Bank of China Ltd H Shares	1,966,000	1,187,372
Bank of Communications Co Ltd H Shares	502,000	448,595
BOC Hong Kong Holdings Ltd	84,500	342,134
China CITIC Bank Corp Ltd H Shares	214,000	167,863
China Construction Bank Corp H Shares	2,318,000	2,054,130
China Merchants Bank Co Ltd H Shares	77,500	459,494
China Minsheng Banking Corp Ltd H Shares	156,800	70,704
Industrial & Commercial Bank of China Ltd H Shares	1,735,000	1,238,063
Postal Savings Bank of China Co Ltd H Shares (c)(d)	182,000	112,620
		6,516,385
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	81,500	81,783
China International Capital Corp Ltd H Shares (c)(d)	34,800	65,432
CITIC Securities Co Ltd H Shares	33,175	86,952
Huatai Securities Co Ltd H Shares (c)(d)	38,400	61,919
		296,086
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	2,552	114,610
Financial Services - 0.0%
Far East Horizon Ltd	38,000	31,165
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	175,000	338,272
China Pacific Insurance Group Co Ltd H Shares	60,600	190,921
New China Life Insurance Co Ltd H Shares	20,000	76,468
People's Insurance Co Group of China Ltd/The H Shares	205,000	106,191
PICC Property & Casualty Co Ltd H Shares	162,000	299,977
Ping An Insurance Group Co of China Ltd H Shares	149,000	889,375
		1,901,204
TOTAL FINANCIALS		8,859,450

Health Care - 0.2%
Biotechnology - 0.1%
Akeso Inc (b)(c)(d)	15,000	147,806
Beigene Ltd H Shares (b)	19,054	403,012
Innovent Biologics Inc (b)(c)(d)	32,000	192,539
		743,357
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	56,000	42,960
Health Care Providers & Services - 0.0%
Hygeia Healthcare Holdings Co Ltd (b)(c)(d)	8,400	14,541
Sinopharm Group Co Ltd H Shares	31,600	73,331
		87,872
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	26,000	41,317
Wuxi Apptec Co Ltd H Shares (c)(d)	8,352	74,586
Wuxi Biologics Cayman Inc (b)(c)(d)	84,000	293,785
		409,688
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	192,400	122,281
Hansoh Pharmaceutical Group Co Ltd (c)(d)	26,000	81,831
		204,112
TOTAL HEALTH CARE		1,487,989

Industrials - 0.2%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(c)(d)	45,500	73,528
Building Products - 0.0%
Xinyi Glass Holdings Ltd (e)	54,325	53,744
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	80,000	35,400
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	98,000	43,354
China State Construction International Holdings Ltd	42,000	54,364
		97,718
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	17,428	222,556
Industrial Conglomerates - 0.0%
CITIC Ltd	185,000	228,336
Machinery - 0.2%
Airtac International Group	3,092	78,393
CRRC Corp Ltd H Shares	102,000	63,637
Weichai Power Co Ltd H Shares	46,000	96,883
Yangzijiang Shipbuildling (Holdings) Ltd	63,500	111,444
Zhuzhou CRRC Times Electric Co Ltd H Shares	11,100	46,081
		396,438
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	75,500	119,126
SITC International Holdings Co Ltd	30,000	81,574
		200,700
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	28,353	48,751
TOTAL INDUSTRIALS		1,357,171

Information Technology - 0.5%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	17,500	91,245
ZTE Corp H Shares	17,800	54,921
		146,166
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	16,500	100,670
Kingboard Holdings Ltd	14,500	41,453
Sunny Optical Technology Group Co Ltd	16,700	154,165
		296,288
IT Services - 0.0%
Chinasoft International Ltd	58,000	39,379
Semiconductors & Semiconductor Equipment - 0.0%
Daqo New Energy Corp ADR (b)	1,124	20,356
GCL Technology Holdings Ltd (b)	485,000	61,298
Silergy Corp	8,000	92,769
Xinyi Solar Holdings Ltd	107,236	41,437
		215,860
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	68,000	115,763
Technology Hardware, Storage & Peripherals - 0.4%
Lenovo Group Ltd	158,000	214,716
Xiaomi Corp B Shares (b)(c)(d)	336,400	2,128,648
		2,343,364
TOTAL INFORMATION TECHNOLOGY		3,156,820

Materials - 0.1%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)(e)	9,080	24,717
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	27,500	77,776
China National Building Material Co Ltd H Shares	108,000	55,737
		133,513
Metals & Mining - 0.1%
Aluminum Corp of China Ltd H Shares	92,000	57,710
China Hongqiao Group Ltd	54,000	111,706
CMOC Group Ltd H Shares	84,000	69,435
Zhaojin Mining Industry Co Ltd H Shares	34,500	68,913
Zijin Mining Group Co Ltd H Shares	140,000	319,466
		627,230
TOTAL MATERIALS		785,460

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	87,500	156,621
China Resources Land Ltd	67,000	222,253
China Resources Mixc Lifestyle Services Ltd (c)(d)	13,845	61,233
Country Garden Services Holdings Co Ltd	48,000	42,695
ESR Group Ltd (c)(d)	52,400	82,326
KE Holdings Inc ADR	16,634	334,177
Longfor Group Holdings Ltd (c)(d)	46,386	58,691
Wharf Holdings Ltd/The	22,000	52,279
		1,010,275
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	61,200	55,804
China Resources Gas Group Ltd	20,800	62,053
ENN Energy Holdings Ltd	17,500	144,642
Kunlun Energy Co Ltd	84,000	82,082
		344,581
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (c)(d)	262,000	82,032
China Longyuan Power Group Corp Ltd H Shares	77,000	61,784
China Power International Development Ltd	108,000	40,733
China Resources Power Holdings Co Ltd	44,000	104,671
Huaneng Power International Inc H Shares	98,000	56,851
		346,071
TOTAL UTILITIES		690,652

TOTAL CHINA		50,836,092
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	7,598	85,391
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	13,204	60,305
TOTAL COLOMBIA		145,696
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	16,821	142,839
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	1,739	84,153
Moneta Money Bank AS (c)(d)	6,049	38,366
		122,519
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	3,777	187,031
TOTAL CZECH REPUBLIC		309,550
DENMARK - 1.3%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	1,928	294,524
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	2,199	278,344
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	16,012	522,389
Insurance - 0.0%
Tryg A/S	7,964	189,414
TOTAL FINANCIALS		711,803

Health Care - 0.9%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	1,162	181,109
Genmab A/S (b)	1,557	303,336
		484,445
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	2,920	306,260
Demant A/S (b)	2,218	74,323
		380,583
Pharmaceuticals - 0.7%
Novo Nordisk A/S Series B	73,418	4,999,062
TOTAL HEALTH CARE		5,864,090

Industrials - 0.2%
Air Freight & Logistics - 0.2%
DSV A/S	4,636	896,516
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	23,740	328,431
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series B	103	179,264
Transportation Infrastructure - 0.0%
Svitzer Group A/S	320	10,108
TOTAL INDUSTRIALS		1,414,319

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	8,281	481,283
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	4,448	194,303
TOTAL DENMARK		9,238,666
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	31,244	20,543
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	59,883	97,634
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	29,412	15,994
TOTAL FINANCIALS		113,628

Materials - 0.0%
Chemicals - 0.0%
Abou Kir Fertilizers & Chemical Industries	6,862	7,716
Misr Fertilizers Production Co SAE	7,090	5,716
		13,432
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	24,789	26,029
TOTAL EGYPT		173,632
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	3,555	173,288
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	6,438	131,327
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	10,154	93,699
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	82,386	1,046,648
Insurance - 0.1%
Sampo Oyj A Shares	60,525	580,022
TOTAL FINANCIALS		1,626,670

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	2,547	151,088
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	9,390	516,200
Metso Oyj	16,576	170,310
Valmet Oyj (e)	3,431	92,563
Wartsila OYJ Abp	11,410	202,275
		981,348
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	124,230	654,294
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	2,293	81,424
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	14,423	136,676
UPM-Kymmene Oyj	12,566	335,615
		472,291
TOTAL MATERIALS		553,715

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	10,359	169,250
TOTAL FINLAND		4,534,679
FRANCE - 5.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	43,203	559,658
Entertainment - 0.0%
Vivendi SE	14,557	43,637
Media - 0.1%
Canal+ SA	14,842	35,277
Louis Hachette Group	13,752	20,543
Publicis Groupe SA	5,480	517,031
		572,851
TOTAL COMMUNICATION SERVICES		1,176,146

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	16,636	584,698
Automobiles - 0.0%
Renault SA	4,381	220,516
Hotels, Restaurants & Leisure - 0.0%
Accor SA	4,292	194,409
Sodexo SA	1,904	122,292
		316,701
Textiles, Apparel & Luxury Goods - 0.9%
Hermes International SCA	794	2,069,969
Kering SA	1,654	344,099
LVMH Moet Hennessy Louis Vuitton SE	5,998	3,714,433
		6,128,501
TOTAL CONSUMER DISCRETIONARY		7,250,416

Consumer Staples - 0.5%
Beverages - 0.0%
Pernod Ricard SA	4,585	452,445
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	11,625	166,260
Food Products - 0.2%
Danone SA	14,865	1,136,954
Personal Care Products - 0.3%
L'Oreal SA	5,405	2,009,000
TOTAL CONSUMER STAPLES		3,764,659

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	52,436	3,378,608
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	23,663	1,977,738
Credit Agricole SA	23,590	429,504
Societe Generale SA Series A	16,745	755,433
		3,162,675
Financial Services - 0.0%
Edenred SE	5,734	185,633
Insurance - 0.2%
AXA SA	40,366	1,724,669
TOTAL FINANCIALS		5,072,977

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	6,775	1,944,270
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	642	126,586
TOTAL HEALTH CARE		2,070,856

Industrials - 1.4%
Aerospace & Defense - 0.8%
Airbus SE	14,530	2,558,526
Safran SA	7,936	2,089,417
Thales SA	2,082	553,440
		5,201,383
Building Products - 0.2%
Cie de Saint-Gobain SA	11,847	1,180,161
Construction & Engineering - 0.3%
Bouygues SA	4,371	172,306
Eiffage SA	1,682	195,061
Vinci SA	12,069	1,521,420
		1,888,787
Electrical Equipment - 0.1%
Legrand SA	6,161	652,472
Professional Services - 0.0%
Bureau Veritas SA	6,823	206,133
Teleperformance SE	1,339	133,898
		340,031
Transportation Infrastructure - 0.0%
Getlink SE Series A	7,384	127,350
TOTAL INDUSTRIALS		9,390,184

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	3,651	548,592
Software - 0.1%
Dassault Systemes SE	15,421	587,120
TOTAL INFORMATION TECHNOLOGY		1,135,712

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	13,594	2,582,115
Arkema SA	1,498	114,033
		2,696,148
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	2,357	198,538
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	41,241	803,615
Veolia Environnement SA	14,981	515,224
		1,318,839
TOTAL FRANCE		37,453,083
GERMANY - 5.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	82,076	3,030,245
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	1,764	183,874
TOTAL COMMUNICATION SERVICES		3,214,119

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	2,536	178,838
Automobiles - 0.3%
Bayerische Motoren Werke AG	6,543	521,282
Mercedes-Benz Group AG	18,114	1,070,026
		1,591,308
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	5,142	176,587
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	3,894	912,433
Puma SE	2,531	61,737
		974,170
TOTAL CONSUMER DISCRETIONARY		2,920,903

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	2,325	167,507
Personal Care Products - 0.0%
Beiersdorf AG	2,279	294,235
TOTAL CONSUMER STAPLES		461,742

Financials - 1.3%
Banks - 0.1%
Commerzbank AG	23,385	530,252
Capital Markets - 0.3%
Deutsche Bank AG	46,891	1,106,344
Deutsche Boerse AG	4,427	1,306,230
		2,412,574
Insurance - 0.9%
Allianz SE	9,208	3,523,993
Hannover Rueck SE	1,416	420,598
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,145	1,986,763
		5,931,354
TOTAL FINANCIALS		8,874,180

Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)	2,086	189,951
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag	876	57,401
Siemens Healthineers AG (c)(d)	6,633	357,853
		415,254
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	4,689	233,324
Fresenius SE & Co KGaA	9,798	417,109
		650,433
Pharmaceuticals - 0.1%
Bayer AG	23,101	553,777
Merck KGaA	3,040	418,334
		972,111
TOTAL HEALTH CARE		2,227,749

Industrials - 1.3%
Aerospace & Defense - 0.3%
MTU Aero Engines AG	1,264	437,774
Rheinmetall AG	1,024	1,465,265
		1,903,039
Air Freight & Logistics - 0.1%
Deutsche Post AG	21,726	932,769
Electrical Equipment - 0.1%
Siemens Energy AG (b)	13,340	776,617
Industrial Conglomerates - 0.7%
Siemens AG	17,682	4,083,593
Machinery - 0.1%
Daimler Truck Holding AG	11,725	470,617
Gea Group Ag	3,650	220,623
Knorr-Bremse AG	1,551	140,121
		831,361
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	14,040	102,298
Trading Companies & Distributors - 0.0%
Brenntag SE	3,015	195,425
TOTAL INDUSTRIALS		8,825,102

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	30,687	1,022,948
Software - 1.0%
Nemetschek SE	1,326	153,130
SAP SE	23,989	6,427,845
		6,580,975
TOTAL INFORMATION TECHNOLOGY		7,603,923

Materials - 0.3%
Chemicals - 0.2%
BASF SE	20,980	1,051,703
Covestro AG (b)(c)(d)	343	21,808
Covestro AG	4,492	288,518
Symrise AG	3,118	323,256
		1,685,285
Construction Materials - 0.1%
Heidelberg Materials AG	3,166	539,356
TOTAL MATERIALS		2,224,641

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	1,749	123,797
Vonovia SE	19,350	520,715
		644,512
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	15,904	567,845
Multi-Utilities - 0.1%
E.ON SE	52,793	796,897
TOTAL UTILITIES		1,364,742

TOTAL GERMANY		38,361,613
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	4,204	68,187
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	4,383	86,872
Specialty Retail - 0.0%
JUMBO SA	2,709	74,168
TOTAL CONSUMER DISCRETIONARY		161,040

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	1,533	36,601
Financials - 0.2%
Banks - 0.2%
Alpha Services and Holdings SA	49,864	119,765
Eurobank Ergasias Services and Holdings SA	57,840	155,373
National Bank of Greece SA	19,781	202,128
Piraeus Financial Holdings SA	23,775	130,638
		607,904
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	1,544	32,055
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	2,627	115,327
Marine Transportation - 0.0%
Star Bulk Carriers Corp (e)	2,770	43,101
TOTAL INDUSTRIALS		190,483

Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	4,547	67,899
TOTAL GREECE		1,132,114
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	84,000	112,217
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	184,000	168,950
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	16,800	228,796
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	1,362	139,400
Hong Kong Exchanges & Clearing Ltd	28,043	1,247,471
		1,386,871
Insurance - 0.5%
AIA Group Ltd	256,600	1,942,430
Prudential PLC	62,781	670,026
Prudential PLC rights (b)(g)	62,781	10,241
		2,622,697
TOTAL FINANCIALS		4,238,364

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	230,250	111,331
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	36,471	119,485
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	4,903	207,067
Swire Pacific Ltd A Shares	9,500	83,846
		290,913
Machinery - 0.1%
Techtronic Industries Co Ltd	30,500	365,521
Marine Transportation - 0.0%
Orient Overseas International Ltd	3,000	44,408
TOTAL INDUSTRIALS		820,327

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	7,100	50,040
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	43,134	174,518
Hang Lung Properties Ltd	42,848	36,658
Henderson Land Development Co Ltd	30,610	88,043
Hongkong Land Holdings Ltd (Singapore)	24,515	105,669
New World Development Co Ltd (e)	31,250	19,846
Sino Land Co Ltd	84,174	84,261
Sun Hung Kai Properties Ltd	35,500	338,232
Swire Properties Ltd	24,200	53,074
Wharf Real Estate Investment Co Ltd	36,000	87,413
		987,714
Retail REITs - 0.0%
Link REIT	60,604	284,001
TOTAL REAL ESTATE		1,271,715

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	14,500	86,818
CLP Holdings Ltd	39,000	317,490
Power Assets Holdings Ltd	32,000	191,634
		595,942
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	254,403	218,933
TOTAL UTILITIES		814,875

TOTAL HONG KONG		7,587,819
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	10,750	84,559
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	5,670	380,546
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	3,295	90,758
TOTAL HUNGARY		555,863
INDIA - 3.6%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	62,923	1,272,255
Consumer Discretionary - 0.4%
Automobiles - 0.2%
Bajaj Auto Ltd	1,578	144,877
Mahindra & Mahindra Ltd	21,054	653,595
Maruti Suzuki India Ltd	3,106	417,310
Tata Motors Ltd	46,737	366,503
		1,582,285
Hotels, Restaurants & Leisure - 0.1%
ITC Hotels Ltd	6,694	15,486
Zomato Ltd (b)	176,827	415,444
		430,930
Specialty Retail - 0.0%
Trent Ltd	4,259	264,050
Textiles, Apparel & Luxury Goods - 0.1%
Titan Co Ltd	9,818	350,432
TOTAL CONSUMER DISCRETIONARY		2,627,697

Consumer Staples - 0.1%
Beverages - 0.0%
Varun Beverages Ltd	28,241	177,728
Personal Care Products - 0.1%
Hindustan Unilever Ltd	20,994	554,476
Tobacco - 0.0%
ITC Ltd	70,643	337,596
TOTAL CONSUMER STAPLES		1,069,800

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	45,883	148,616
Coal India Ltd	53,588	248,477
Indian Oil Corp Ltd	89,635	132,875
Oil & Natural Gas Corp Ltd	91,669	263,479
Reliance Industries Ltd	162,306	2,413,411
		3,206,858
Financials - 1.2%
Banks - 1.0%
Axis Bank Ltd	53,841	690,745
HDFC Bank Ltd/Gandhinagar	133,000	2,835,471
ICICI Bank Ltd	122,774	1,930,047
IndusInd Bank Ltd	13,576	102,743
Kotak Mahindra Bank Ltd	25,712	651,012
State Bank of India	41,974	377,431
Yes Bank Ltd (b)	446,539	87,785
		6,675,234
Consumer Finance - 0.1%
Bajaj Finance Ltd	6,553	682,849
Shriram Finance Ltd	33,165	253,313
		936,162
Financial Services - 0.1%
Jio Financial Services Ltd (b)	77,611	205,565
Power Finance Corp Ltd	34,131	164,248
REC Ltd	29,085	145,006
		514,819
TOTAL FINANCIALS		8,126,215

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sun Pharmaceutical Industries Ltd	24,833	503,308
Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	84,126	294,312
Hindustan Aeronautics Ltd (c)	4,397	213,682
		507,994
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	15,850	644,655
Electrical Equipment - 0.0%
Suzlon Energy Ltd (b)	252,915	166,369
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(c)(d)	4,454	265,494
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	6,783	182,953
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	17,256	237,640
TOTAL INDUSTRIALS		2,005,105

Information Technology - 0.5%
IT Services - 0.5%
HCL Technologies Ltd	24,883	461,033
Infosys Ltd	84,941	1,556,650
LTIMindtree Ltd (c)(d)	2,159	112,803
Tata Consultancy Services Ltd	23,824	1,002,342
Wipro Ltd	66,380	202,491
		3,335,319
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	10,597	289,573
Construction Materials - 0.1%
UltraTech Cement Ltd	2,714	364,085
Metals & Mining - 0.1%
Hindalco Industries Ltd	34,375	272,811
Tata Steel Ltd	170,606	304,816
Vedanta Ltd	39,563	213,225
		790,852
TOTAL MATERIALS		1,444,510

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
DLF Ltd	15,118	119,517
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	107,172	362,740
Tata Power Co Ltd/The	39,775	173,730
		536,470
Gas Utilities - 0.0%
GAIL India Ltd	63,267	134,815
Independent Power and Renewable Electricity Producers - 0.1%
Adani Green Energy Ltd (b)	8,680	95,515
Adani Power Ltd (b)	20,846	123,223
NTPC Ltd	111,746	464,657
		683,395
TOTAL UTILITIES		1,354,680

TOTAL INDIA		25,065,264
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sarana Menara Nusantara Tbk PT	469,100	14,244
Telkom Indonesia Persero Tbk PT	1,118,000	162,368
		176,612
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	183,600	16,065
TOTAL COMMUNICATION SERVICES		192,677

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	23,804,600	118,384
Mitra Adiperkasa Tbk PT	190,600	15,493
		133,877
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	383,900	47,518
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	171,700	45,409
Indofood CBP Sukses Makmur Tbk PT	53,300	32,649
Indofood Sukses Makmur Tbk PT	105,200	45,073
		123,131
TOTAL CONSUMER STAPLES		170,649

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	313,900	34,872
Bumi Resources Tbk PT (b)	4,106,300	22,950
United Tractors Tbk PT	35,200	49,900
		107,722
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	1,217,500	622,033
Bank Mandiri Persero Tbk PT	1,053,200	326,953
Bank Negara Indonesia Persero Tbk PT	352,100	89,305
Bank Rakyat Indonesia Persero Tbk PT	1,674,651	404,817
		1,443,108
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (c)	119,100	16,065
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	461,500	31,642
TOTAL HEALTH CARE		47,707

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	476,400	140,990
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	626,288	26,646
Construction Materials - 0.0%
Semen Indonesia Persero Tbk PT	75,491	12,035
Metals & Mining - 0.0%
Aneka Tambang Tbk	204,700	20,143
Bumi Resources Minerals Tbk PT (b)	1,903,200	38,200
Merdeka Copper Gold Tbk PT (b)	327,388	28,082
		86,425
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	54,800	16,205
TOTAL MATERIALS		141,311

Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	248,300	23,202
TOTAL INDONESIA		2,401,243
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	3,557	372,310
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	37,744	242,835
Bank of Ireland Group PLC	23,581	276,527
		519,362
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	3,634	291,368
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	4,343	443,725
TOTAL INDUSTRIALS		735,093

TOTAL IRELAND		1,626,765
ISRAEL - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	48,324	71,034
Media - 0.0%
Perion Network Ltd (b)(e)	1,235	10,053
TOTAL COMMUNICATION SERVICES		81,087

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	2,373	84,597
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	4,756	44,906
Food Products - 0.0%
Strauss Group Ltd	1,339	28,087
TOTAL CONSUMER STAPLES		72,993

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	229	35,380
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	31,226	420,546
Bank Leumi Le-Israel BM	35,401	474,299
First International Bank of Israel Ltd	1,216	61,217
Israel Discount Bank Ltd Class A	29,000	200,586
Mizrahi Tefahot Bank Ltd	3,578	160,209
		1,316,857
Capital Markets - 0.0%
Plus500 Ltd	1,659	58,804
Consumer Finance - 0.0%
Isracard Ltd	4,566	20,273
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd	1,501	36,708
Harel Insurance Investments & Financial Services Ltd	2,528	40,172
Phoenix Financial Ltd	4,017	74,334
		151,214
TOTAL FINANCIALS		1,547,148

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	26,641	409,472
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	585	224,183
Construction & Engineering - 0.0%
Electra Ltd/Israel	46	21,411
Machinery - 0.0%
Kornit Digital Ltd (b)	1,137	21,694
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	2,181	31,821
TOTAL INDUSTRIALS		299,109

Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	1,301	212,557
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (Israel)	660	37,823
Nova Ltd (Israel) (b)	684	125,120
Tower Semiconductor Ltd (b)	2,621	91,631
		254,574
Software - 0.2%
Check Point Software Technologies Ltd (b)	2,016	459,488
JFrog Ltd (b)	2,120	67,840
Nice Ltd (b)	1,477	224,817
Sapiens International Corp NV (Israel)	776	21,119
		773,264
TOTAL INFORMATION TECHNOLOGY		1,240,395

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	17,012	95,571
Israel Corp Ltd Class A1	109	29,081
		124,652
Real Estate - 0.0%
Diversified REITs - 0.0%
Reit 1 Ltd	4,681	22,445
Real Estate Management & Development - 0.0%
Airport City Ltd (b)	1,371	19,304
Alony Hetz Properties & Investments Ltd	3,734	29,121
Amot Investments Ltd	5,520	26,661
Azrieli Group Ltd	844	56,562
Big Shopping Centers Ltd (b)	365	50,463
Melisron Ltd	598	46,541
Mivne Real Estate Kd Ltd	13,642	36,397
		265,049
TOTAL REAL ESTATE		287,494

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (b)	2,790	44,575
TOTAL ISRAEL		4,226,902
ITALY - 1.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	8,301	87,874
Telecom Italia SpA/Milano (b)	212,373	71,372
Telecom Italia SpA/Milano (b)	25,482	9,902
		169,148
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	2,599	1,102,200
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	803	91,691
Moncler SpA	5,364	328,285
Prada Spa	12,100	84,181
		504,157
TOTAL CONSUMER DISCRETIONARY		1,606,357

Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	13,135	77,206
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	51,025	789,180
Financials - 1.1%
Banks - 0.9%
Banca Popolare di Sondrio SPA	10,644	127,984
Banco BPM SpA	35,613	359,899
BPER Banca SPA	24,951	194,522
FinecoBank Banca Fineco SpA	14,355	282,424
Intesa Sanpaolo SpA	368,438	1,898,808
Mediobanca Banca di Credito Finanziario SpA	13,907	259,625
UniCredit SpA	38,491	2,160,583
		5,283,845
Capital Markets - 0.0%
Azimut Holding SpA	2,519	70,165
Financial Services - 0.0%
Nexi SpA (c)(d)	18,530	98,419
Insurance - 0.2%
Generali	25,471	891,803
Poste Italiane Spa (c)(d)	10,790	191,693
Unipol Assicurazioni SpA	10,609	168,860
		1,252,356
TOTAL FINANCIALS		6,704,785

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Amplifon SpA	2,153	43,476
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	2,366	133,802
TOTAL HEALTH CARE		177,278

Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	9,515	463,370
Electrical Equipment - 0.1%
Prysmian SpA	6,947	382,412
Machinery - 0.0%
Interpump Group SpA	1,917	68,030
Passenger Airlines - 0.0%
Ryanair Holdings PLC	12,787	258,398
TOTAL INDUSTRIALS		1,172,210

Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	530	86,422
Materials - 0.0%
Construction Materials - 0.0%
Buzzi SpA	2,035	97,304
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	181,765	1,473,479
Terna - Rete Elettrica Nazionale	33,134	299,664
		1,773,143
Gas Utilities - 0.0%
Italgas SpA	11,290	80,999
Snam SpA	48,219	250,283
		331,282
Multi-Utilities - 0.0%
A2A SpA	36,473	87,750
Hera SpA	18,824	81,418
		169,168
TOTAL UTILITIES		2,273,593

TOTAL ITALY		13,153,483
JAPAN - 16.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	3,200	55,643
Nippon Telegraph & Telephone Corp (e)	703,700	680,106
		735,749
Entertainment - 0.4%
Capcom Co Ltd	7,900	194,984
Konami Group Corp	2,400	283,398
Nexon Co Ltd	9,700	132,855
Nintendo Co Ltd	27,500	1,869,387
Square Enix Holdings Co Ltd	2,100	97,548
Toho Co Ltd/Tokyo	3,000	149,069
		2,727,241
Interactive Media & Services - 0.0%
Kakaku.com Inc	3,000	42,967
LY Corp	59,000	199,783
		242,750
Media - 0.0%
CyberAgent Inc	9,800	74,574
Dentsu Group Inc	5,100	112,632
Hakuhodo DY Holdings Inc	6,800	49,341
Kadokawa Corp	3,000	71,731
		308,278
Wireless Telecommunication Services - 0.5%
KDDI Corp	67,000	1,058,309
SoftBank Corp	661,900	923,334
SoftBank Group Corp	24,500	1,253,173
		3,234,816
TOTAL COMMUNICATION SERVICES		7,248,834

Consumer Discretionary - 3.0%
Automobile Components - 0.3%
Aisin Corp	15,000	163,843
Bridgestone Corp	13,800	554,385
Denso Corp	49,700	616,607
JTEKT Corp	6,200	46,953
Koito Manufacturing Co Ltd	5,600	69,071
NHK Spring Co Ltd	4,800	51,954
Nifco Inc/Japan	2,100	50,467
Niterra Co Ltd	3,800	115,921
Stanley Electric Co Ltd	3,300	62,246
Sumitomo Electric Industries Ltd	18,700	312,102
Sumitomo Rubber Industries Ltd	4,300	54,369
Toyo Tire Corp	2,900	53,258
Yokohama Rubber Co Ltd/The	3,300	76,093
		2,227,269
Automobiles - 1.2%
Honda Motor Co Ltd (e)	114,200	1,033,461
Isuzu Motors Ltd	14,000	190,366
Mazda Motor Corp	14,200	90,857
Mitsubishi Motors Corp	15,700	43,290
Nissan Motor Co Ltd	50,600	129,773
Subaru Corp	13,800	247,146
Suzuki Motor Corp	46,200	567,111
Toyota Motor Corp	289,700	5,121,115
Yamaha Motor Co Ltd	24,200	193,753
		7,616,872
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd (e)	8,700	126,167
J Front Retailing Co Ltd	6,400	79,471
Pan Pacific International Holdings Corp	12,600	346,102
Rakuten Group Inc (b)	34,900	200,220
Ryohin Keikaku Co Ltd	6,600	180,302
Takashimaya Co Ltd	7,700	62,634
		994,896
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	2,700	80,710
McDonald's Holdings Co Japan Ltd (e)	2,100	80,117
Oriental Land Co Ltd/Japan	28,700	565,985
Skylark Holdings Co Ltd	5,300	106,199
Zensho Holdings Co Ltd	2,200	118,634
		951,645
Household Durables - 0.8%
Casio Computer Co Ltd	5,100	41,663
Haseko Corp	5,000	65,826
Iida Group Holdings Co Ltd	4,000	61,022
Nikon Corp	7,800	77,464
Open House Group Co Ltd	1,600	59,642
Panasonic Holdings Corp	54,300	647,772
Rinnai Corp	2,700	62,371
Sekisui House Ltd	15,600	349,161
Sharp Corp/Japan (b)	6,500	41,091
Sony Group Corp	146,800	3,714,482
Sumitomo Forestry Co Ltd	4,800	144,713
		5,265,207
Leisure Products - 0.1%
Bandai Namco Holdings Inc	15,500	519,986
Sega Sammy Holdings Inc	3,600	69,511
Shimano Inc	1,900	266,785
Yamaha Corp	11,700	90,796
		947,078
Specialty Retail - 0.3%
Fast Retailing Co Ltd	4,900	1,458,688
Nitori Holdings Co Ltd	2,000	195,679
Sanrio Co Ltd	4,800	222,075
Shimamura Co Ltd	1,100	63,046
USS Co Ltd	10,000	92,951
Yamada Holdings Co Ltd	14,000	40,202
ZOZO Inc	9,300	89,074
		2,161,715
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp (e)	17,900	379,616
Goldwin Inc	1,000	55,216
		434,832
TOTAL CONSUMER DISCRETIONARY		20,599,514

Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd	35,800	457,401
Coca-Cola Bottlers Japan Holdings Inc	3,600	58,709
Ito En Ltd	1,400	29,855
Kirin Holdings Co Ltd	19,200	266,038
Sapporo Holdings Ltd	1,900	97,053
Suntory Beverage & Food Ltd	3,000	98,975
		1,008,031
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	20,500	514,139
Cosmos Pharmaceutical Corp	1,100	55,092
Kobe Bussan Co Ltd	3,500	81,488
MatsukiyoCocokara & Co	9,000	140,796
Seven & i Holdings Co Ltd	56,300	815,276
Sugi Holdings Co Ltd	2,600	48,739
Sundrug Co Ltd	1,600	44,849
Tsuruha Holdings Inc	900	55,887
Welcia Holdings Co Ltd	2,300	33,193
		1,789,459
Food Products - 0.2%
Ajinomoto Co Inc	22,200	439,510
Calbee Inc	2,400	44,754
Ezaki Glico Co Ltd	1,300	40,025
House Foods Group Inc	1,800	32,711
Kagome Co Ltd	1,900	37,259
Kewpie Corp	2,700	52,613
Kikkoman Corp	22,800	219,944
MEIJI Holdings Co Ltd	6,400	140,340
NH Foods Ltd	2,390	79,885
Nichirei Corp	6,000	70,969
Nisshin Seifun Group Inc	6,200	71,600
Nissin Foods Holdings Co Ltd	5,700	116,339
Toyo Suisan Kaisha Ltd	2,400	142,040
Yakult Honsha Co Ltd (e)	7,200	137,005
Yamazaki Baking Co Ltd	3,800	72,877
		1,697,871
Household Products - 0.0%
Lion Corp	6,700	79,572
Unicharm Corp	30,200	240,537
		320,109
Personal Care Products - 0.1%
Kao Corp	11,000	476,154
Kobayashi Pharmaceutical Co Ltd	1,300	49,248
Kose Corp	800	33,199
Rohto Pharmaceutical Co Ltd	5,100	76,366
Shiseido Co Ltd	9,400	178,270
		813,237
Tobacco - 0.1%
Japan Tobacco Inc	25,900	711,891
TOTAL CONSUMER STAPLES		6,340,598

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	1,700	73,107
ENEOS Holdings Inc	71,300	376,037
Idemitsu Kosan Co Ltd	23,235	164,348
Inpex Corp	22,800	316,254
Iwatani Corp	5,000	50,185
		979,931
Financials - 2.5%
Banks - 1.5%
Aozora Bank Ltd	3,100	42,814
Chiba Bank Ltd/The	16,900	159,969
Concordia Financial Group Ltd	27,400	181,909
Fukuoka Financial Group Inc	4,500	119,751
Hachijuni Bank Ltd/The	11,200	79,973
Japan Post Bank Co Ltd	32,300	327,961
Kyoto Financial Group Inc	7,000	107,487
Kyushu Financial Group Inc	10,000	49,782
Mebuki Financial Group Inc	24,000	117,797
Mitsubishi UFJ Financial Group Inc	290,100	3,955,172
Mizuho Financial Group Inc	59,730	1,639,214
Resona Holdings Inc	54,600	476,757
Shizuoka Financial Group Inc	11,600	126,818
Sumitomo Mitsui Financial Group Inc	92,300	2,373,460
Sumitomo Mitsui Trust Group Inc	17,000	427,912
Yamaguchi Financial Group Inc	4,900	58,179
		10,244,955
Capital Markets - 0.2%
Daiwa Securities Group Inc	32,500	218,831
Japan Exchange Group Inc	24,600	253,157
Nihon M&A Center Holdings Inc	6,900	26,743
Nomura Holdings Inc	69,200	426,405
SBI Holdings Inc	6,400	172,819
		1,097,955
Consumer Finance - 0.0%
Credit Saison Co Ltd	3,800	90,320
Marui Group Co Ltd	4,399	79,987
		170,307
Financial Services - 0.1%
GMO Payment Gateway Inc	1,000	53,209
Mitsubishi HC Capital Inc (e)	22,900	155,180
ORIX Corp	27,200	567,906
Tokyo Century Corp	4,400	43,097
Zenkoku Hosho Co Ltd	2,600	51,650
		871,042
Insurance - 0.7%
Dai-ichi Life Holdings Inc	89,600	684,143
Japan Post Holdings Co Ltd	45,300	454,242
Japan Post Insurance Co Ltd	4,400	89,672
Ms&Ad Insurance Group Holdings Inc	31,000	674,183
Sompo Holdings Inc	23,300	709,513
T&D Holdings Inc	12,800	273,959
Tokio Marine Holdings Inc	46,500	1,808,982
		4,694,694
TOTAL FINANCIALS		17,078,953

Health Care - 1.1%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	5,600	90,460
Hoya Corp	8,200	925,440
Nihon Kohden Corp	4,000	53,836
Olympus Corp (e)	27,700	362,613
Sysmex Corp	11,300	215,717
Terumo Corp	35,040	659,314
		2,307,380
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	4,400	62,282
Medipal Holdings Corp	4,800	74,893
Suzuken Co Ltd/Aichi Japan	1,500	49,547
		186,722
Health Care Technology - 0.0%
M3 Inc	10,100	115,377
Pharmaceuticals - 0.8%
Astellas Pharma Inc (e)	42,600	414,690
Chugai Pharmaceutical Co Ltd	15,000	687,173
Daiichi Sankyo Co Ltd	45,800	1,090,676
Eisai Co Ltd	7,000	194,861
Hisamitsu Pharmaceutical Co Inc	1,700	46,063
Kyowa Kirin Co Ltd	5,800	84,661
Nippon Shinyaku Co Ltd	1,400	35,716
Ono Pharmaceutical Co Ltd	11,000	118,345
Otsuka Holdings Co Ltd	12,500	651,375
Santen Pharmaceutical Co Ltd	8,500	80,954
Shionogi & Co Ltd	19,000	286,800
Takeda Pharmaceutical Co Ltd (e)	37,438	1,109,617
Tsumura & CO	1,600	46,406
		4,847,337
TOTAL HEALTH CARE		7,456,816

Industrials - 3.9%
Air Freight & Logistics - 0.1%
NIPPON EXPRESS HOLDINGS INC	5,500	100,182
Sankyu Inc	1,300	53,425
SG Holdings Co Ltd	11,000	109,702
Yamato Holdings Co Ltd	7,500	98,286
		361,595
Building Products - 0.2%
Agc Inc	5,100	155,258
Daikin Industries Ltd	6,900	748,779
Lixil Corp	6,800	78,648
Sanwa Holdings Corp	5,300	170,074
TOTO Ltd	3,700	96,160
		1,248,919
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	10,700	152,341
Kokuyo Co Ltd	2,300	43,975
Park24 Co Ltd	3,100	42,810
Secom Co Ltd	9,900	337,185
Sohgo Security Services Co Ltd	8,700	65,444
TOPPAN Holdings Inc	7,500	205,030
		846,785
Construction & Engineering - 0.1%
COMSYS Holdings Corp	2,700	57,439
EXEO Group Inc	4,600	51,816
JGC Holdings Corp	5,700	44,943
Kajima Corp	10,600	216,827
Kinden Corp	2,700	60,546
Obayashi Corp	17,000	226,786
Shimizu Corp	13,300	118,377
SHO-BOND Holdings Co Ltd	1,100	35,160
Taisei Corp	4,300	191,400
		1,003,294
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	3,500	149,624
Fujikura Ltd	6,500	240,727
Mabuchi Motor Co Ltd	2,500	38,293
Mitsubishi Electric Corp	49,700	916,582
NIDEC CORP	24,700	414,522
		1,759,748
Ground Transportation - 0.4%
Central Japan Railway Co	24,200	461,594
East Japan Railway Co	26,700	526,273
Hankyu Hanshin Holdings Inc	6,000	161,444
Keikyu Corp	6,500	65,593
Keio Corp	3,000	76,723
Keisei Electric Railway Co Ltd	12,200	110,227
Kintetsu Group Holdings Co Ltd	4,500	96,132
Kyushu Railway Co	3,700	90,349
Nagoya Railroad Co Ltd	4,600	53,582
Nankai Electric Railway Co Ltd	2,700	44,231
Odakyu Electric Railway Co Ltd (e)	8,700	86,018
Seibu Holdings Inc	5,800	128,548
Seino Holdings Co Ltd	3,400	52,434
Sotetsu Holdings Inc	2,400	35,153
Tobu Railway Co Ltd	4,700	80,234
Tokyo Metro Co Ltd (e)	6,900	83,850
Tokyu Corp	14,700	165,493
West Japan Railway Co (e)	11,000	214,582
		2,532,460
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	500	129,047
Hitachi Ltd	109,000	2,559,255
Keihan Holdings Co Ltd	2,500	54,420
Sekisui Chemical Co Ltd	9,600	163,736
		2,906,458
Machinery - 0.9%
Amada Co Ltd	8,100	78,891
Daifuku Co Ltd	8,900	218,775
DMG Mori Co Ltd	3,100	60,551
Ebara Corp	9,700	147,640
FANUC Corp	22,000	599,407
Harmonic Drive Systems Inc	1,400	29,792
Hitachi Construction Machinery Co Ltd	2,400	63,948
Hoshizaki Corp	2,700	104,513
IHI Corp	3,600	251,240
Japan Steel Works Ltd/The	1,800	64,009
Kawasaki Heavy Industries Ltd	3,900	235,404
Komatsu Ltd	22,400	655,942
Kubota Corp	24,900	307,699
Kurita Water Industries Ltd	2,500	77,323
Makita Corp	6,600	218,681
MINEBEA MITSUMI Inc	9,500	138,857
MISUMI Group Inc	6,700	111,519
Mitsubishi Heavy Industries Ltd	79,300	1,361,867
Miura Co Ltd	2,500	49,743
Nabtesco Corp	2,900	45,066
NGK Insulators Ltd	6,100	75,158
NSK Ltd	10,900	46,638
SMC Corp	1,380	493,825
Sumitomo Heavy Industries Ltd	2,900	59,405
THK Co Ltd	2,900	71,086
Toyota Industries Corp	4,400	376,320
Yaskawa Electric Corp (e)	6,300	157,866
		6,101,165
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (e)	15,900	216,119
Mitsui OSK Lines Ltd	8,500	295,946
Nippon Yusen KK	10,900	360,225
		872,290
Passenger Airlines - 0.0%
ANA Holdings Inc (e)	3,800	70,143
Japan Airlines Co Ltd	3,400	58,240
		128,383
Professional Services - 0.3%
BayCurrent Inc	3,200	138,669
Persol Holdings Co Ltd	43,000	71,647
Recruit Holdings Co Ltd	38,800	2,010,277
TechnoPro Holdings Inc	2,500	55,363
		2,275,956
Trading Companies & Distributors - 1.0%
ITOCHU Corp	33,900	1,573,738
Marubeni Corp (e)	39,100	627,235
Mitsubishi Corp	94,600	1,670,141
Mitsui & Co Ltd (e)	69,800	1,315,955
MonotaRO Co Ltd	5,700	106,480
Nagase & Co Ltd	2,700	48,034
Sojitz Corp	5,280	116,373
Sumitomo Corp	28,500	650,309
Toyota Tsusho Corp (e)	16,700	281,359
		6,389,624
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	2,200	60,654
Kamigumi Co Ltd	2,200	51,488
Mitsubishi Logistics Corp	8,100	52,610
		164,752
TOTAL INDUSTRIALS		26,591,429

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.7%
Alps Alpine Co Ltd	4,200	42,975
Azbil Corp	11,500	89,336
Dexerials Corp	4,100	50,786
Hamamatsu Photonics KK	6,600	64,340
Hirose Electric Co Ltd	700	81,084
Horiba Ltd	900	60,414
Ibiden Co Ltd	3,300	89,017
Jeol Ltd	1,200	37,182
Keyence Corp	4,700	1,848,089
Kyocera Corp	33,000	372,736
Murata Manufacturing Co Ltd	43,500	670,985
Omron Corp	4,600	129,889
Shimadzu Corp	6,500	162,361
Taiyo Yuden Co Ltd	3,000	49,998
TDK Corp	45,720	479,104
Yokogawa Electric Corp	5,400	105,386
		4,333,682
IT Services - 0.4%
BIPROGY Inc	1,900	58,642
Fujitsu Ltd	40,400	803,996
NEC Corp	32,000	681,623
Nomura Research Institute Ltd	10,400	338,545
NTT Data Group Corp	13,500	244,553
Obic Co Ltd	7,700	222,014
Otsuka Corp	5,300	114,753
SCSK Corp	3,500	86,547
SHIFT Inc (b)	4,500	34,986
TIS Inc	4,800	132,830
		2,718,489
Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp	18,000	802,377
Disco Corp	2,243	458,069
Lasertec Corp	1,900	163,306
Renesas Electronics Corp	38,200	512,363
Rohm Co Ltd	8,000	77,293
SCREEN Holdings Co Ltd	2,400	156,580
Shinko Electric Industries Co Ltd (b)	100	4,902
Socionext Inc	4,200	50,999
SUMCO Corp	8,200	55,566
Tokyo Electron Ltd	11,100	1,522,172
Tokyo Seimitsu Co Ltd	900	48,743
Ulvac Inc	1,100	37,948
		3,890,318
Software - 0.0%
Oracle Corp Japan	800	84,186
Trend Micro Inc/Japan	2,900	195,773
		279,959
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	6,000	108,638
Canon Inc	22,500	701,622
FUJIFILM Holdings Corp	29,200	559,442
Konica Minolta Inc	11,800	39,881
Ricoh Co Ltd	13,700	144,921
Seiko Epson Corp	7,600	121,756
		1,676,260
TOTAL INFORMATION TECHNOLOGY		12,898,708

Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	2,400	43,338
Aica Kogyo Co Ltd	1,500	33,022
Air Water Inc (Osaka)	5,300	67,034
Asahi Kasei Corp	32,800	229,950
Daicel Corp	6,000	52,275
DIC Corp	1,900	38,725
Kaneka Corp	1,500	38,303
Kansai Paint Co Ltd	4,400	62,900
Kuraray Co Ltd	7,800	96,115
Mitsubishi Chemical Group Corp	33,600	166,034
Mitsubishi Gas Chemical Co Inc	4,800	74,994
Mitsui Chemicals Inc	4,500	101,073
Nippon Paint Holdings Co Ltd	25,100	188,490
Nippon Sanso Holdings Corp	5,000	151,673
Nissan Chemical Corp	3,200	95,274
Nitto Denko Corp	16,600	307,043
NOF Corp	5,700	77,464
Resonac Holdings Corp	4,300	85,946
Shin-Etsu Chemical Co Ltd	47,100	1,344,006
Sumitomo Chemical Co Ltd	39,000	94,560
Teijin Ltd	4,300	37,822
Tokyo Ohka Kogyo Co Ltd	2,800	58,681
Toray Industries Inc	38,300	261,739
Tosoh Corp	7,700	105,956
UBE Corp	2,300	33,581
Zeon Corp	5,000	50,198
		3,896,196
Construction Materials - 0.0%
Taiheiyo Cement Corp	2,800	73,312
Containers & Packaging - 0.0%
Rengo Co Ltd	6,000	31,845
Toyo Seikan Group Holdings Ltd	3,500	57,296
		89,141
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	1,400	43,484
JFE Holdings Inc (e)	15,100	185,375
Kobe Steel Ltd	9,300	107,944
Maruichi Steel Tube Ltd	1,800	40,088
Mitsubishi Materials Corp	3,100	50,857
Nippon Steel Corp	25,300	541,447
Sumitomo Metal Mining Co Ltd	6,400	139,897
Yamato Kogyo Co Ltd	1,100	58,322
		1,167,414
Paper & Forest Products - 0.0%
Oji Holdings Corp	22,700	95,156
TOTAL MATERIALS		5,321,219

Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	17	38,522
Daiwa House REIT Investment Corp	54	85,316
KDX Realty Investment Corp	97	95,644
Nomura Real Estate Master Fund Inc	103	98,034
Sekisui House Reit Inc	103	54,781
United Urban Investment Corp	72	71,410
		443,707
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	179	75,428
Japan Hotel REIT Investment Corp	122	59,064
		134,492
Industrial REITs - 0.0%
GLP J-REIT	116	93,319
Industrial & Infrastructure Fund Investment Corp	61	47,282
Japan Logistics Fund Inc	67	41,141
LaSalle Logiport REIT	44	40,878
Mitsui Fudosan Logistics Park Inc	75	51,520
		274,140
Office REITs - 0.1%
Japan Prime Realty Investment Corp	23	52,209
Japan Real Estate Investment Corp	168	120,373
Nippon Building Fund Inc	200	170,727
Orix JREIT Inc	64	75,278
		418,587
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	1,400	143,254
Daiwa House Industry Co Ltd	14,700	486,196
Hulic Co Ltd	15,400	147,828
Mitsubishi Estate Co Ltd	29,900	488,743
Mitsui Fudosan Co Ltd	66,100	591,931
Nomura Real Estate Holdings Inc	12,500	72,944
Sumitomo Realty & Development Co Ltd	11,200	420,823
Tokyo Tatemono Co Ltd	4,900	82,967
Tokyu Fudosan Holdings Corp	14,000	93,934
		2,528,620
Residential REITs - 0.0%
Advance Residence Investment Corp	67	63,870
Nippon Accommodations Fund Inc	60	43,581
		107,451
Retail REITs - 0.0%
Frontier Real Estate Investment Corp	60	31,636
Japan Metropolitan Fund Invest	170	108,441
		140,077
TOTAL REAL ESTATE		4,047,074

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	17,800	192,992
Chugoku Electric Power Co Inc/The	7,500	43,095
Kansai Electric Power Co Inc/The	23,500	278,899
Kyushu Electric Power Co Inc	11,200	97,819
Tohoku Electric Power Co Inc	11,930	82,318
Tokyo Electric Power Co Holdings Inc (b)	18,100	52,104
		747,227
Gas Utilities - 0.1%
Osaka Gas Co Ltd	9,500	214,960
Toho Gas Co Ltd	2,200	60,704
Tokyo Gas Co Ltd	8,100	257,666
		533,330
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd (e)	3,996	67,540
TOTAL UTILITIES		1,348,097

TOTAL JAPAN		109,911,173
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	3,701	93,177
KOREA (SOUTH) - 2.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	5,050	35,308
Entertainment - 0.1%
CJ ENM Co Ltd (b)	258	9,899
HYBE Co Ltd	505	81,064
JYP Entertainment Corp	671	27,061
Kakao Games Corp (b)	853	8,356
Krafton Inc (b)	709	161,985
NCSoft Corp	381	38,767
Netmarble Corp (c)(d)	548	14,645
Pearl Abyss Corp (b)	740	15,147
SM Entertainment Co Ltd	263	19,247
Wemade Co Ltd (b)	471	9,332
		385,503
Interactive Media & Services - 0.1%
Kakao Corp	7,200	191,756
NAVER Corp	3,518	459,303
SOOP Co Ltd	169	9,387
		660,446
Media - 0.0%
Cheil Worldwide Inc	1,745	21,400
TOTAL COMMUNICATION SERVICES		1,102,657

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	1,668	44,868
Hanon Systems	4,395	10,912
HL Mando Co Ltd	761	20,163
Hyundai Mobis Co Ltd	1,444	256,719
Hyundai Wia Corp	378	11,413
		344,075
Automobiles - 0.2%
Hyundai Motor Co	3,245	437,880
Kia Corp	5,927	374,514
		812,394
Broadline Retail - 0.1%
Coupang Inc Class A (b)	30,556	670,093
Lotte Shopping Co Ltd	282	11,631
Shinsegae Inc	149	13,879
		695,603
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	4,859	115,431
GS P&L Co Ltd	163	1,932
Hanjin Kal Corp	657	36,337
Kangwon Land Inc	3,094	35,152
		188,852
Household Durables - 0.0%
Coway Co Ltd	1,260	69,344
LG Electronics Inc	2,544	134,062
		203,406
Specialty Retail - 0.0%
Hotel Shilla Co Ltd	722	18,961
Textiles, Apparel & Luxury Goods - 0.0%
F&F Co Ltd	342	14,761
Fila Holdings Corp	925	23,906
Youngone Corp	485	16,210
		54,877
TOTAL CONSUMER DISCRETIONARY		2,318,168

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	189	14,056
E-MART Inc	442	24,412
GS Retail Co Ltd	917	8,898
		47,366
Food Products - 0.0%
CJ CheilJedang Corp	193	32,395
NongShim Co Ltd	85	23,388
Orion Corp/Republic of Korea	512	41,079
		96,862
Personal Care Products - 0.0%
Amorepacific Corp	691	47,825
AMOREPACIFIC Group	536	7,310
Cosmax Inc	203	22,753
LG H&H Co Ltd	224	47,674
		125,562
Tobacco - 0.1%
KT&G Corp	2,355	161,825
TOTAL CONSUMER STAPLES		431,615

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	1,082	53,453
S-Oil Corp	953	36,354
SK Innovation Co Ltd (b)	1,527	117,369
		207,176
Financials - 0.3%
Banks - 0.2%
BNK Financial Group Inc	6,626	46,432
DGB Financial Group Inc	3,553	21,761
Hana Financial Group Inc	6,757	275,625
Industrial Bank of Korea	6,153	59,647
JB Financial Group Co Ltd	2,483	29,513
KakaoBank Corp	8,184	123,471
KB Financial Group Inc	8,699	471,064
Shinhan Financial Group Co Ltd	11,981	383,057
Woori Financial Group Inc	15,554	175,477
		1,586,047
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	318	27,488
Korea Investment Holdings Co Ltd	954	47,659
Mirae Asset Securities Co Ltd	6,238	39,085
NH Investment & Securities Co Ltd	3,161	30,298
Samsung Securities Co Ltd	1,463	45,254
		189,784
Consumer Finance - 0.0%
Samsung Card Co Ltd	522	14,265
Financial Services - 0.0%
Kakao Pay Corp (b)	697	13,640
Meritz Financial Group Inc	1,882	157,180
		170,820
Insurance - 0.1%
DB Insurance Co Ltd	1,050	63,367
Hanwha Life Insurance Co Ltd	5,993	10,403
Hyundai Marine & Fire Insurance Co Ltd	1,318	19,610
Korean Reinsurance Co	2,338	12,988
Samsung Fire & Marine Insurance Co Ltd	768	187,250
Samsung Life Insurance Co Ltd	2,491	140,681
		434,299
TOTAL FINANCIALS		2,395,215

Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (b)	991	242,009
Celltrion Inc	3,543	408,877
Hugel Inc (b)	129	29,408
SK Bioscience Co Ltd (b)	625	16,748
		697,042
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	2,873	107,897
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd	786	14,122
Life Sciences Tools & Services - 0.0%
LigaChem Biosciences Inc (b)	599	38,989
Samsung Biologics Co Ltd (b)(c)(d)	435	301,604
		340,593
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	506	16,754
Hanall Biopharma Co Ltd (b)	814	15,332
Hanmi Pharm Co Ltd	153	23,563
Sam Chun Dang Pharm Co Ltd	334	37,920
SK Biopharmaceuticals Co Ltd (b)	678	46,200
ST Pharm Co Ltd	266	13,132
Yuhan Corp	1,433	107,118
		260,019
TOTAL HEALTH CARE		1,419,673

Industrials - 0.5%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	707	303,495
Hanwha Systems Co Ltd	1,689	37,100
Korea Aerospace Industries Ltd	1,699	87,186
LIG Nex1 Co Ltd	270	45,920
		473,701
Air Freight & Logistics - 0.0%
Cj Logistics Corp	261	15,330
Hyundai Glovis Co Ltd	1,047	80,421
		95,751
Commercial Services & Supplies - 0.0%
S-1 Corp	399	17,515
Construction & Engineering - 0.0%
DL E&C Co Ltd	575	16,321
GS Engineering & Construction Corp	1,646	19,055
Hyundai Engineering & Construction Co Ltd	1,742	42,760
KEPCO Engineering & Construction Co Inc	401	15,757
Samsung E&A Co Ltd	3,611	48,819
		142,712
Electrical Equipment - 0.2%
CS Wind Corp	571	13,202
Doosan Enerbility Co Ltd (b)	10,537	169,020
Doosan Fuel Cell Co Ltd (b)	962	9,131
Ecopro BM Co Ltd (b)	1,246	82,162
Ecopro Co Ltd	2,486	84,467
Hanwha Vision Co Ltd	776	30,225
HD Hyundai Electric Co Ltd	533	108,670
L&F Co Ltd (b)	618	25,341
LG Energy Solution Ltd (b)	990	226,543
LS Corp	421	30,594
LS Electric Co Ltd	345	42,195
POSCO Future M Co Ltd	721	59,497
Shinsung Delta Tech Co Ltd	351	13,843
SK IE Technology Co Ltd (b)(c)(d)	679	10,328
Taihan Electric Wire Co Ltd (b)	2,403	18,883
		924,101
Industrial Conglomerates - 0.1%
CJ Corp	319	25,349
Doosan Co Ltd	173	34,771
GS Holdings Corp	1,000	25,057
Hanwha Corp	969	27,124
LG Corp	2,197	96,804
Lotte Corp	709	10,331
Samsung C&T Corp	1,757	140,207
SK Inc	850	75,167
SK Square Co Ltd (b)	2,090	133,750
		568,560
Machinery - 0.1%
Doosan Bobcat Inc	1,245	42,472
Hanwha Ocean Co Ltd (b)	2,593	119,210
HD Hyundai Heavy Industries Co Ltd	523	99,922
HD Hyundai Infracore Co Ltd	3,096	17,829
HD HYUNDAI MIPO	548	39,493
HD Korea Shipbuilding & Offshore Engineering Co Ltd	1,081	148,715
Hyundai Elevator Co Ltd	488	17,970
Hyundai Rotem Co Ltd	1,693	121,642
Rainbow Robotics (b)	190	34,303
Samsung Heavy Industries Co Ltd (b)	16,963	156,323
		797,879
Marine Transportation - 0.0%
HMM Co Ltd	6,872	91,678
Pan Ocean Co Ltd	5,296	12,200
		103,878
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	4,377	63,659
Trading Companies & Distributors - 0.0%
Posco International Corp	1,047	35,265
TOTAL INDUSTRIALS		3,223,021

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.0%
Daeduck Electronics Co Ltd / New	777	8,394
Daejoo Electronic Materials Co Ltd	252	14,324
IsuPetasys Co Ltd	1,224	30,595
IsuPetasys Co Ltd rights 4/10/2025 (b)	170	242
LG Display Co Ltd (b)	8,428	50,741
LG Innotek Co Ltd	325	35,682
Lotte Energy Materials Corp	474	7,310
Samsung Electro-Mechanics Co Ltd	1,299	114,947
Samsung SDI Co Ltd	1,212	156,480
SOLUM Co Ltd (b)	1,057	12,019
		430,734
IT Services - 0.0%
Posco DX Co Ltd	1,275	21,370
Samsung SDS Co Ltd	904	71,517
		92,887
Semiconductors & Semiconductor Equipment - 0.3%
DB HiTek Co Ltd	752	22,111
Eo Technics Co Ltd	191	17,627
Hanmi Semiconductor Co Ltd	1,016	48,531
HPSP Co Ltd	992	17,987
Koh Young Technology Inc	1,186	11,039
LEENO Industrial Inc	202	26,259
LX Semicon Co Ltd	246	9,047
SK Hynix Inc	12,665	1,686,694
WONIK IPS Co Ltd	791	13,202
		1,852,497
Software - 0.0%
Douzone Bizon Co Ltd	455	17,202
Technology Hardware, Storage & Peripherals - 0.7%
CosmoAM&T Co Ltd (b)	578	15,057
Samsung Electronics Co Ltd	113,683	4,502,675
		4,517,732
TOTAL INFORMATION TECHNOLOGY		6,911,052

Materials - 0.1%
Chemicals - 0.0%
Advanced Nano Products Co Ltd	205	8,084
Cosmochemical Co Ltd (b)	580	6,045
Dongjin Semichem Co Ltd	806	16,160
Enchem Co Ltd (b)	380	17,037
Hansol Chemical Co Ltd	220	17,859
Hanwha Solutions Corp	2,565	32,345
HS Hyosung Advanced Materials Corp	57	6,770
Hyosung TNC Corp	65	9,613
KCC Corp	99	17,050
Kumho Petrochemical Co Ltd	357	29,451
LG Chem Ltd	1,093	183,628
Lotte Chemical Corp	442	19,702
OCI Holdings Co Ltd	328	14,500
SKC Co Ltd (b)	429	30,415
Soulbrain Co Ltd	87	11,263
		419,922
Metals & Mining - 0.1%
Hyundai Steel Co	1,899	32,384
Korea Zinc Co Ltd	253	133,842
POSCO Holdings Inc	1,749	333,228
		499,454
TOTAL MATERIALS		919,376

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	5,966	87,961
TOTAL KOREA (SOUTH)		19,015,914
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	58,716	91,372
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	33,005	73,404
Gulf Bank KSCP	54,148	62,495
Kuwait Finance House KSCP	265,948	685,455
National Bank of Kuwait SAKP	195,961	665,804
		1,487,158
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	101,449	36,182
Agility Public Warehousing Co KSC	36,863	30,117
		66,299
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	51,893	43,742
TOTAL INDUSTRIALS		110,041

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	15,479	41,401
TOTAL KUWAIT		1,729,972
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	8,316	49,096
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	3,045	162,060
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	1,012	32,719
ArcelorMittal SA	10,628	304,195
		336,914
TOTAL LUXEMBOURG		548,070
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	48,000	187,583
Sands China Ltd	55,200	110,736

TOTAL MACAU		298,319
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	48,139	71,202
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	68,599	27,759
CELCOMDIGI BHD	78,500	61,652
Maxis Bhd	54,400	41,641
		131,052
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	51,900	38,152
Genting Malaysia Bhd	67,100	25,222
		63,374
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	106,600	33,982
TOTAL CONSUMER DISCRETIONARY		97,356

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	73,500	60,507
Kuala Lumpur Kepong Bhd	13,528	63,209
Nestle Malaysia Bhd	1,600	26,830
PPB Group Bhd	16,900	43,863
QL Resources Bhd	41,850	44,126
SD Guthrie Bhd	88,376	97,869
		336,404
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	100,800	35,098
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	8,600	35,472
TOTAL ENERGY		70,570

Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	50,600	63,961
CIMB Group Holdings Bhd	178,871	283,407
Hong Leong Bank Bhd	18,200	82,815
Malayan Banking Bhd	178,958	408,580
Public Bank Bhd	356,000	355,321
RHB Bank Bhd	44,639	68,872
		1,262,956
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	73,000	113,881
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	131,205	124,911
IJM Corp Bhd	64,500	30,709
		155,620
Industrial Conglomerates - 0.0%
Sime Darby Bhd	75,600	37,762
Sunway Bhd	53,200	54,565
		92,327
Marine Transportation - 0.0%
MISC Bhd	31,500	50,959
TOTAL INDUSTRIALS		298,906

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	69,500	32,099
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	66,700	54,633
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	93,400	106,402
TOTAL MATERIALS		161,035

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	67,000	202,381
Gas Utilities - 0.0%
Petronas Gas Bhd	23,100	87,968
Multi-Utilities - 0.0%
YTL Corp Bhd	117,800	53,389
YTL Power International Bhd	61,100	46,126
		99,515
TOTAL UTILITIES		389,864

TOTAL MALAYSIA		2,965,325
MEXICO - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	446,000	317,754
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	11,600	121,291
Coca-Cola Femsa SAB de CV unit	12,400	113,345
Fomento Economico Mexicano SAB de CV unit	40,700	397,424
		632,060
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	114,800	316,164
Food Products - 0.0%
Gruma SAB de CV Series B	4,165	75,206
Grupo Bimbo SAB de CV	33,900	92,169
		167,375
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	33,100	54,265
TOTAL CONSUMER STAPLES		1,169,864

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (c)(d)	19,100	41,496
Grupo Financiero Banorte SAB de CV	58,300	404,335
Grupo Financiero Inbursa SAB de CV Series O (b)	41,600	93,488
		539,319
Insurance - 0.0%
Qualitas Controladora SAB de CV	4,700	40,841
TOTAL FINANCIALS		580,160

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Alfa SAB de CV Series A	83,499	65,160
Grupo Carso SAB de CV Series A1	12,800	75,226
		140,386
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	6,400	62,904
Grupo Aeroportuario del Pacifico SAB de CV Series B	9,570	176,955
Grupo Aeroportuario del Sureste SAB de CV Series B	4,115	112,651
Promotora y Operadora de Infraestructura SAB de CV	4,540	45,856
		398,366
TOTAL INDUSTRIALS		538,752

Materials - 0.1%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV	21,500	16,389
Construction Materials - 0.0%
Cemex SAB de CV unit	355,700	200,754
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	73,300	366,492
Industrias Penoles SAB de CV (b)	4,395	81,545
Ternium SA ADR	1,033	32,188
		480,225
TOTAL MATERIALS		697,368

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	64,500	75,360
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	24,600	78,712
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	21,300	48,742
TOTAL REAL ESTATE		202,814

TOTAL MEXICO		3,506,712
NETHERLANDS - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	77,724	329,212
Entertainment - 0.1%
Universal Music Group NV	18,059	498,664
Media - 0.0%
Havas NV	13,752	19,554
TOTAL COMMUNICATION SERVICES		847,430

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	2,639	190,903
Heineken NV	6,499	529,931
		720,834
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	21,845	816,021
TOTAL CONSUMER STAPLES		1,536,855

Financials - 0.5%
Banks - 0.2%
ING Groep NV	77,664	1,510,766
Capital Markets - 0.0%
Euronext NV (c)(d)	2,251	325,426
Financial Services - 0.2%
Adyen NV (b)(c)(d)	740	1,134,269
EXOR NV	2,098	189,539
		1,323,808
Insurance - 0.1%
NN Group NV	6,694	371,176
TOTAL FINANCIALS		3,531,176

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	1,406	829,675
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	18,789	478,333
TOTAL HEALTH CARE		1,308,008

Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV	5,606	870,167
Trading Companies & Distributors - 0.0%
IMCD NV	1,387	183,946
TOTAL INDUSTRIALS		1,054,113

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	1,091	490,047
ASML Holding NV	9,400	6,220,673
BE Semiconductor Industries NV	1,810	186,360
		6,897,080
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	4,009	246,897
TOTAL NETHERLANDS		15,421,559
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	42,805	50,318
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The	17,097	85,012
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	22,734	134,137
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	13,800	263,365
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	24,757	46,201
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	39,546	185,269
TOTAL INDUSTRIALS		231,470

Information Technology - 0.1%
Software - 0.1%
Xero Ltd (b)	3,370	329,396
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	19,190	99,922
Mercury NZ Ltd	15,909	50,742
		150,664
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	30,438	96,878
TOTAL UTILITIES		247,542

TOTAL NEW ZEALAND		1,341,240
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	14,808	211,831
Media - 0.0%
Schibsted ASA A Shares	1,627	43,889
Schibsted ASA B Shares	2,193	56,822
		100,711
TOTAL COMMUNICATION SERVICES		312,542

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (c)(d)	4,134	33,026
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	6,847	32,033
Mowi ASA	10,441	193,126
Orkla ASA	17,627	193,181
Salmar ASA	1,722	82,493
		500,833
Energy - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)(e)	1,557	38,925
TGS ASA	4,539	42,777
		81,702
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	7,259	172,148
Equinor ASA	18,375	485,261
Frontline PLC (Norway)	3,343	48,839
SFL Corp Ltd	2,403	19,705
Var Energi ASA	21,438	69,098
		795,051
TOTAL ENERGY		876,753

Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	20,342	535,253
SpareBank 1 SMN	2,999	52,096
SpareBank 1 Sor-Norge ASA	4,415	71,089
		658,438
Insurance - 0.0%
Gjensidige Forsikring ASA	4,520	103,884
Protector Forsikring ASA	1,405	45,272
Storebrand ASA A Shares	10,553	133,409
		282,565
TOTAL FINANCIALS		941,003

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	2,067	301,581
Industrial Conglomerates - 0.0%
Aker ASA A Shares	556	32,872
Machinery - 0.0%
AutoStore Holdings Ltd (b)(c)(d)	25,513	22,395
TOMRA Systems ASA	5,538	78,485
		100,880
Marine Transportation - 0.0%
Golden Ocean Group Ltd (Norway)	2,988	23,919
TOTAL INDUSTRIALS		459,252

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	4,135	49,679
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	31,120	179,905
TOTAL NORWAY		3,352,993
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	1,596	297,111
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	5,662	88,497
TOTAL PERU		385,608
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	2,040	45,239
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	10,730	45,023
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	49,489	114,077
BDO Unibank Inc	49,478	133,774
Metropolitan Bank & Trust Co	42,556	54,336
		302,187
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Ayala Corp	5,840	60,406
SM Investments Corp	11,480	158,244
		218,650
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	19,040	118,233
TOTAL INDUSTRIALS		336,883

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	139,200	56,068
SM Prime Holdings Inc	271,300	113,925
		169,993
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	6,810	65,418
TOTAL PHILIPPINES		964,743
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	1,648	90,125
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	14,656	118,295
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	30	136,410
TOTAL CONSUMER DISCRETIONARY		254,705

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	1,130	131,705
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	13,684	240,474
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	2,099	64,901
Bank Polska Kasa Opieki SA	4,139	187,879
mBank SA (b)	310	64,931
Powszechna Kasa Oszczednosci Bank Polski SA	20,296	394,088
Santander Bank Polska SA	916	131,124
		842,923
Consumer Finance - 0.0%
KRUK SA	420	40,927
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	13,447	194,436
TOTAL FINANCIALS		1,078,286

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	5,222	76,229
Construction & Engineering - 0.0%
Budimex SA	293	42,782
TOTAL INDUSTRIALS		119,011

Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	226	48,259
KGHM Polska Miedz SA	3,213	104,075
		152,334
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	20,250	41,484
TOTAL POLAND		2,108,124
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	6,492	137,588
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	9,956	174,723
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	212,415	127,980
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	70,682	237,845
TOTAL PORTUGAL		678,136
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	17,949	58,170
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	13,578	55,378
Qatar Gas Transport Co Ltd	63,806	81,751
		137,129
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	140,387	86,754
Commercial Bank of Qatar	74,270	85,265
Qatar International Islamic Bank QSC	25,161	70,487
Qatar Islamic Bank QPSC	39,435	222,790
Qatar National Bank QPSC	104,271	461,072
		926,368
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	37,070	131,237
Marine Transportation - 0.0%
Qatar Navigation QSC	21,789	65,768
TOTAL INDUSTRIALS		197,005

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	121,241	47,884
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	50,563	36,662
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	11,470	46,875
TOTAL QATAR		1,450,093
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	14,310	103,428
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(c)(f)	1,767	0
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(f)	1,150	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	183,050	0
LUKOIL PJSC (b)(f)	5,452	0
Novatek PJSC (b)(f)	14,792	0
Surgutneftegas PAO (b)(f)	146,500	0
Tatneft PJSC (b)(f)	23,930	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	163,450	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	37,350	0
GMK Norilskiy Nickel PAO (b)(f)	91,700	0
Polyus PJSC (b)(f)	494	0
Severstal PAO (b)(f)	2,873	0
		0
TOTAL RUSSIA		0
SAUDI ARABIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	44,709	540,523
Media - 0.0%
Saudi Research & Media Group (b)	921	42,525
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	8,865	144,162
Mobile Telecommunications Co Saudi Arabia	10,161	30,501
		174,663
TOTAL COMMUNICATION SERVICES		757,711

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	605	24,386
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	1,131	41,970
Jarir Marketing Co	13,969	48,338
		90,308
TOTAL CONSUMER DISCRETIONARY		114,694

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	9,949	25,939
Nahdi Medical Co	1,246	38,266
		64,205
Food Products - 0.0%
Almarai Co JSC	9,650	143,035
Saudia Dairy & Foodstuff Co	360	28,888
Savola Group/The (b)	3,581	28,162
		200,085
TOTAL CONSUMER STAPLES		264,290

Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	7,751	33,722
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	46,090	1,253,280
Alinma Bank	28,799	235,699
Bank Al-Jazira	11,797	54,974
Bank AlBilad	14,379	141,448
Banque Saudi Fransi	28,804	142,826
Riyad Bank	34,552	303,508
Saudi Awwal Bank	8,776	87,734
Saudi Investment Bank/The	14,191	55,158
Saudi National Bank/The	69,149	660,871
		2,935,498
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	1,148	62,433
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	610	28,718
Co for Cooperative Insurance/The	1,730	65,767
		94,485
TOTAL FINANCIALS		3,092,416

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	1,800	19,986
Dallah Healthcare Co	682	23,018
Dr Sulaiman Al Habib Medical Services Group Co	2,387	177,286
Mouwasat Medical Services Co	2,249	44,967
		265,257
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	546	28,820
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	969	31,929
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	877	36,473
TOTAL INDUSTRIALS		97,222

Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	555	44,979
Elm Co	620	160,326
		205,305
Materials - 0.3%
Chemicals - 0.2%
Advanced Petrochemical Co (b)	3,063	25,191
National Industrialization Co (b)	7,514	18,749
SABIC Agri-Nutrients Co	5,477	154,772
Sahara International Petrochemical Co	8,392	46,534
Saudi Aramco Base Oil Co	1,180	33,030
Saudi Basic Industries Corp	21,186	359,775
Saudi Industrial Investment Group	8,426	34,862
Saudi Kayan Petrochemical Co (b)	17,476	28,512
Yanbu National Petrochemical Co	6,382	59,037
		760,462
Construction Materials - 0.0%
Saudi Cement Co	1,770	21,233
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	28,666	353,826
TOTAL MATERIALS		1,135,521

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	12,385	70,656
Emaar Economic City (b)	5,683	21,756
		92,412
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	18,945	80,606
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	4,995	457,009
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	1,667	20,398
TOTAL UTILITIES		558,013

TOTAL SAUDI ARABIA		6,616,563
SINGAPORE - 1.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
NETLINK NBN TRUST (c)	69,500	45,506
Singapore Telecommunications Ltd	174,800	443,355
		488,861
Entertainment - 0.2%
Sea Ltd Class A ADR (b)	8,205	1,070,671
TOTAL COMMUNICATION SERVICES		1,559,532

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	135,000	74,910
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	6,520	26,772
Financials - 0.7%
Banks - 0.6%
DBS Group Holdings Ltd	47,502	1,631,282
Oversea-Chinese Banking Corp Ltd	90,285	1,157,095
United Overseas Bank Ltd	36,100	1,018,616
		3,806,993
Capital Markets - 0.1%
Singapore Exchange Ltd	19,100	189,091
TOTAL FINANCIALS		3,996,084

Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	35,200	176,780
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	50,100	54,318
Grab Holdings Ltd Class A (b)	57,850	262,061
		316,379
Industrial Conglomerates - 0.0%
Keppel Ltd	33,000	168,330
Machinery - 0.0%
Seatrium Ltd	51,684	80,623
Passenger Airlines - 0.0%
Singapore Airlines Ltd	32,350	162,962
Transportation Infrastructure - 0.0%
SATS Ltd	20,423	46,668
TOTAL INDUSTRIALS		951,742

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	6,200	56,864
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	15,398	332,897
TOTAL INFORMATION TECHNOLOGY		389,761

Real Estate - 0.1%
Diversified REITs - 0.0%
Mapletree Pan Asia Commercial Trust	53,646	49,721
Suntec Real Estate Investment Trust	50,300	44,014
		93,735
Hotel & Resort REITs - 0.0%
CapitaLand Ascott Trust unit	58,347	37,648
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	82,906	163,810
Frasers Logistics & Commercial Trust (c)	68,500	46,511
Mapletree Industrial Trust	48,270	75,284
Mapletree Logistics Trust	78,355	76,150
		361,755
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	53,820	108,851
City Developments Ltd	11,600	43,147
UOL Group Ltd	11,000	48,267
		200,265
Retail REITs - 0.0%
CapitaLand Integrated Commercial Trust	130,399	202,634
TOTAL REAL ESTATE		896,037

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	21,100	98,746
TOTAL SINGAPORE		7,993,584
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Media - 0.0%
MultiChoice Group (b)	6,363	38,087
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	44,294	297,701
Vodacom Group Ltd	14,234	97,391
		395,092
TOTAL COMMUNICATION SERVICES		433,179

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	4,253	1,047,999
Woolworths Holdings Ltd/South Africa	21,715	60,402
		1,108,401
Specialty Retail - 0.0%
Foschini Group Ltd	7,715	52,311
Mr Price Group Ltd	6,097	73,686
		125,997
TOTAL CONSUMER DISCRETIONARY		1,234,398

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	7,915	189,705
Clicks Group Ltd	5,595	103,365
Shoprite Holdings Ltd	11,265	167,553
		460,623
Food Products - 0.0%
Tiger Brands Ltd	3,706	56,167
TOTAL CONSUMER STAPLES		516,790

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	5,696	46,086
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	19,540	188,622
Capitec Bank Holdings Ltd	2,128	360,101
Nedbank Group Ltd	10,656	149,509
Standard Bank Group Ltd	31,413	410,177
		1,108,409
Financial Services - 0.1%
FirstRand Ltd	118,736	465,230
Remgro Ltd	11,840	101,901
		567,131
Insurance - 0.0%
Discovery Ltd	13,649	148,512
Old Mutual Ltd	114,262	74,160
OUTsurance Group Ltd	20,172	76,683
Sanlam Ltd	39,241	177,104
		476,459
TOTAL FINANCIALS		2,151,999

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	9,180	81,977
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	8,028	103,114
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd	13,508	56,360
Metals & Mining - 0.3%
Anglo American Platinum Ltd	1,739	69,940
Anglo American PLC	31,459	881,746
Gold Fields Ltd	21,047	465,006
Harmony Gold Mining Co Ltd	13,129	192,270
Impala Platinum Holdings Ltd (b)	21,267	146,056
Northam Platinum Holdings Ltd	8,289	59,187
Sibanye Stillwater Ltd (b)	65,954	74,929
		1,889,134
Paper & Forest Products - 0.0%
Sappi Ltd	14,316	28,257
TOTAL MATERIALS		1,973,751

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	81,226	57,370
TOTAL SOUTH AFRICA		6,598,664
SPAIN - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	13,792	490,289
Telefonica SA (e)	113,596	535,421
		1,025,710
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	10,603	808,284
Specialty Retail - 0.2%
Industria de Diseno Textil SA	26,386	1,313,809
TOTAL CONSUMER DISCRETIONARY		2,122,093

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	27,706	367,867
Financials - 0.8%
Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA	135,524	1,849,575
Banco de Sabadell SA	127,858	356,831
Banco Santander SA	364,335	2,454,494
Bankinter SA	15,000	166,169
CaixaBank SA	92,293	718,938
		5,546,007
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA (b)	4,411	251,597
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA (f)	363	0
Aena SME SA (c)(d)	1,728	404,714
		404,714
TOTAL INDUSTRIALS		656,311

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	9,333	99,454
Utilities - 0.4%
Electric Utilities - 0.4%
Acciona SA	580	75,760
Endesa SA	7,485	198,292
Iberdrola SA	136,255	2,200,257
Redeia Corp SA	9,583	192,321
		2,666,630
Gas Utilities - 0.0%
Enagas SA	5,559	80,066
Naturgy Energy Group SA	3,652	101,566
		181,632
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	7,060	58,857
TOTAL UTILITIES		2,907,119

TOTAL SPAIN		12,724,561
SWEDEN - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	54,560	196,978
Entertainment - 0.0%
Embracer Group AB B Shares (b)	3,536	37,224
Interactive Media & Services - 0.0%
Hemnet Group AB	1,932	63,966
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	13,323	179,663
TOTAL COMMUNICATION SERVICES		477,831

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Dometic Group AB (d)	7,472	31,682
Automobiles - 0.0%
Volvo Car AB (b)(e)	14,549	27,775
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)(d)	4,432	330,225
Household Durables - 0.0%
Electrolux AB B Shares (b)	5,376	43,717
Leisure Products - 0.0%
Asmodee Group AB B Shares	3,573	32,524
Thule Group AB (c)(d)	2,507	71,830
		104,354
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	13,308	174,562
TOTAL CONSUMER DISCRETIONARY		712,315

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	2,576	57,865
Food Products - 0.0%
AAK AB	4,272	119,000
Household Products - 0.1%
Essity AB B Shares	14,195	403,038
TOTAL CONSUMER STAPLES		579,903

Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	38,800	634,971
Svenska Handelsbanken AB A Shares	36,597	411,961
Swedbank AB A1 Shares	21,551	488,616
		1,535,548
Capital Markets - 0.1%
Avanza Bank Holding AB	2,821	85,681
EQT AB	8,456	255,907
Nordnet AB	3,685	85,051
		426,639
Financial Services - 0.2%
Industrivarden AB A Shares	3,495	127,883
Industrivarden AB C Shares	3,506	128,147
Investor AB B Shares	42,843	1,271,635
Kinnevik AB B Shares (b)	5,623	39,404
L E Lundbergforetagen AB B Shares	1,734	86,598
		1,653,667
TOTAL FINANCIALS		3,615,854

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	5,453	155,912
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	8,229	43,020
Getinge AB B Shares	5,189	111,402
		154,422
Health Care Technology - 0.0%
Sectra AB B Shares (b)	3,162	75,292
TOTAL HEALTH CARE		385,626

Industrials - 1.0%
Aerospace & Defense - 0.0%
Saab AB B Shares	7,655	300,990
Building Products - 0.2%
Assa Abloy AB B Shares	23,301	699,525
Nibe Industrier AB B Shares	36,012	135,890
		835,415
Commercial Services & Supplies - 0.0%
Bravida Holding AB (c)(d)	4,764	43,011
Loomis AB	1,631	65,942
Securitas AB B Shares	11,809	166,765
		275,718
Construction & Engineering - 0.0%
Skanska AB B Shares	8,368	183,897
Sweco AB B Shares	4,862	86,968
		270,865
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	3,222	87,282
Lifco AB B Shares	4,971	175,462
		262,744
Machinery - 0.8%
Alfa Laval AB	6,798	290,064
Atlas Copco AB A Shares	60,072	959,556
Atlas Copco AB B Shares	36,608	511,146
Epiroc AB A Shares	14,701	295,995
Epiroc AB B Shares	9,182	160,770
Husqvarna AB B Shares	8,474	39,934
Indutrade AB	6,241	171,985
Sandvik AB	25,362	533,401
SKF AB B Shares	8,803	177,079
Trelleborg AB B Shares	4,406	162,971
Volvo AB A Shares	4,562	132,705
Volvo AB B Shares	37,286	1,093,911
		4,529,517
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	6,095	177,542
Beijer Ref AB B Shares	9,143	127,888
		305,430
TOTAL INDUSTRIALS		6,780,679

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	72,488	560,185
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	48,190	515,140
Lagercrantz Group AB B Shares	4,692	96,344
		611,484
Software - 0.0%
Fortnox AB	11,135	96,353
TOTAL INFORMATION TECHNOLOGY		1,268,022

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	6,090	53,013
Containers & Packaging - 0.0%
Billerud Aktiebolag	5,122	52,739
Metals & Mining - 0.1%
Boliden AB	6,430	209,370
SSAB AB B Shares	14,407	87,286
		296,656
Paper & Forest Products - 0.0%
Holmen AB B Shares	2,203	87,052
Svenska Cellulosa AB SCA B Shares	13,939	183,394
		270,446
TOTAL MATERIALS		672,854

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Castellum AB	9,968	109,876
Fabege AB	5,489	44,505
Fastighets AB Balder B Shares (b)	16,621	104,007
Sagax AB B Shares	5,170	108,319
Wallenstam AB B Shares	10,300	44,144
Wihlborgs Fastigheter AB	6,310	61,990
		472,841
TOTAL SWEDEN		14,965,925
SWITZERLAND - 2.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	597	343,813
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	12,641	2,206,688
Swatch Group AG/The	680	117,264
		2,323,952
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	23	310,410
Chocoladefabriken Lindt & Spruengli AG	3	392,676
		703,086
Financials - 1.1%
Capital Markets - 0.6%
Julius Baer Group Ltd	4,841	335,559
Partners Group Holding AG	515	725,319
UBS Group AG	75,704	2,299,273
		3,360,151
Insurance - 0.5%
Baloise Holding AG	1,074	224,827
Swiss Life Holding AG	675	612,665
Zurich Insurance Group AG	3,440	2,401,149
		3,238,641
TOTAL FINANCIALS		6,598,792

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,164	337,478
Straumann Holding AG	2,773	335,710
		673,188
Life Sciences Tools & Services - 0.2%
Lonza Group AG	1,699	1,041,254
Pharmaceuticals - 0.0%
Sandoz Group AG	10,344	433,075
TOTAL HEALTH CARE		2,147,517

Industrials - 0.5%
Building Products - 0.1%
Geberit AG	785	488,019
Electrical Equipment - 0.3%
ABB Ltd	37,613	1,922,527
Machinery - 0.1%
Schindler Holding AG	956	298,028
VAT Group AG (c)(d)	634	225,594
		523,622
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,251	287,756
Professional Services - 0.0%
Adecco Group AG	3,953	118,869
SGS SA	3,517	349,514
		468,383
TOTAL INDUSTRIALS		3,690,307

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	3,643	304,386
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	4,868	481,923
Givaudan SA	187	802,787
Sika AG	3,770	908,516
		2,193,226
TOTAL SWITZERLAND		18,305,079
TAIWAN - 5.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	89,000	345,167
Entertainment - 0.0%
International Games System Co Ltd	6,000	141,025
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	41,000	114,025
Taiwan Mobile Co Ltd	43,000	151,058
		265,083
TOTAL COMMUNICATION SERVICES		751,275

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	46,000	69,801
Tong Yang Industry Co Ltd	11,000	42,882
		112,683
Automobiles - 0.0%
Yulon Motor Co Ltd	15,560	19,573
Broadline Retail - 0.0%
momo.com Inc	1,801	18,967
Poya International Co Ltd	1,060	15,287
		34,254
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	4,000	47,936
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	7,181	30,655
Merida Industry Co Ltd	5,000	22,881
		53,536
Specialty Retail - 0.0%
Hotai Motor Co Ltd	8,120	148,504
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	5,000	67,094
Feng TAY Enterprise Co Ltd	14,020	50,799
Makalot Industrial Co Ltd	5,287	48,981
Pou Chen Corp	58,000	62,086
Ruentex Industries Ltd	20,561	36,869
		265,829
TOTAL CONSUMER DISCRETIONARY		682,315

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	13,000	98,305
Food Products - 0.1%
Great Wall Enterprise Co Ltd	17,945	31,270
Lien Hwa Industrial Holdings Corp	26,887	39,640
Uni-President Enterprises Corp	112,000	272,658
		343,568
TOTAL CONSUMER STAPLES		441,873

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	39,000	43,301
Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	178,328	95,736
CTBC Financial Holding Co Ltd	460,000	552,132
E.Sun Financial Holding Co Ltd	374,492	326,820
Far Eastern International Bank	88,821	36,042
First Financial Holding Co Ltd	266,077	217,952
Hua Nan Financial Holdings Co Ltd	242,193	204,446
King's Town Bank Co Ltd	22,000	32,714
Mega Financial Holding Co Ltd	274,524	332,193
Shanghai Commercial & Savings Bank Ltd/The	114,131	155,828
SinoPac Financial Holdings Co Ltd	296,649	200,891
Taichung Commercial Bank Co Ltd	89,994	55,953
Taishin Financial Holding Co Ltd	303,623	158,061
Taiwan Business Bank	157,305	69,575
Taiwan Cooperative Financial Holding Co Ltd	256,547	186,832
		2,625,175
Capital Markets - 0.0%
IBF Financial Holdings Co Ltd	68,538	26,587
Consumer Finance - 0.0%
Yulon Finance Corp	7,233	23,272
Financial Services - 0.0%
Chailease Holding Co Ltd	39,073	137,941
Yuanta Financial Holding Co Ltd	303,207	310,232
		448,173
Insurance - 0.2%
Cathay Financial Holding Co Ltd	226,897	422,679
Fubon Financial Holding Co Ltd	208,186	540,422
KGI Financial Holding Co Ltd	393,000	204,886
Shin Kong Financial Holding Co Ltd (b)	410,453	151,229
		1,319,216
TOTAL FINANCIALS		4,442,423

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	7,000	110,210
Pharmaceuticals - 0.0%
Oneness Biotech Co Ltd	6,878	13,492
TOTAL HEALTH CARE		123,702

Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	4,000	55,594
Electrical Equipment - 0.1%
Bizlink Holding Inc	4,070	63,156
Chung-Hsin Electric & Machinery Manufacturing Corp	10,000	39,953
Fortune Electric Co Ltd	4,400	60,554
Shihlin Electric & Engineering Corp	7,000	31,332
Tatung Co Ltd (b)	42,000	51,947
Teco Electric and Machinery Co Ltd	30,000	44,564
Voltronic Power Technology Corp	2,000	93,366
Walsin Lihwa Corp	72,308	50,560
		435,432
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	89,000	88,723
Machinery - 0.0%
Hiwin Technologies Corp	6,479	47,669
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	25,670	171,816
Wan Hai Lines Ltd	33,000	78,506
Wisdom Marine Lines Co Ltd	10,000	21,292
Yang Ming Marine Transport Corp	41,000	92,593
		364,207
Passenger Airlines - 0.0%
China Airlines Ltd	68,000	46,400
Eva Airways Corp	63,562	78,075
		124,475
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	51,000	41,092
TOTAL INDUSTRIALS		1,157,192

Information Technology - 3.8%
Communications Equipment - 0.0%
Accton Technology Corp	12,000	212,243
Wistron NeWeb Corp	9,000	38,191
		250,434
Electronic Equipment, Instruments & Components - 0.5%
AUO Corp	166,600	68,094
Chroma ATE Inc	9,000	78,511
Compeq Manufacturing Co Ltd	25,000	43,126
Delta Electronics Inc	45,000	496,866
E Ink Holdings Inc	21,000	170,667
Elite Material Co Ltd	7,000	117,046
FLEXium Interconnect Inc	7,000	12,813
Foxconn Technology Co Ltd	24,000	45,293
Genius Electronic Optical Co Ltd	2,000	23,923
Gold Circuit Electronics Ltd	8,000	49,465
Hon Hai Precision Industry Co Ltd	283,600	1,277,088
Innolux Corp	186,291	85,547
Largan Precision Co Ltd	2,000	143,804
Lotes Co Ltd	2,045	86,380
Nan Ya Printed Circuit Board Corp	5,000	15,496
Primax Electronics Ltd	11,000	27,648
Simplo Technology Co Ltd	4,000	45,253
Sinbon Electronics Co Ltd	5,000	38,869
Synnex Technology International Corp	31,000	67,022
Taiwan Union Technology Corp	6,000	28,579
Tong Hsing Electronic Industries Ltd	4,640	15,638
Tripod Technology Corp	10,000	59,847
Unimicron Technology Corp	30,000	85,315
Walsin Technology Corp	8,000	21,130
Wpg Holding Co Ltd	38,920	73,382
WT Microelectronics Co Ltd	15,000	44,832
Yageo Corp	10,851	159,547
Zhen Ding Technology Holding Ltd	15,000	47,497
		3,428,678
Semiconductors & Semiconductor Equipment - 2.9%
Alchip Technologies Ltd	2,000	168,309
AP Memory Technology Corp	3,000	23,008
ASE Technology Holding Co Ltd	81,000	355,368
ASMedia Technology Inc	1,000	54,119
ASPEED Technology Inc	1,000	92,448
Chipbond Technology Corp	14,000	27,535
Elan Microelectronics Corp	7,000	28,958
eMemory Technology Inc	2,000	140,376
Faraday Technology Corp	5,154	33,807
Global Unichip Corp	2,000	64,888
Globalwafers Co Ltd	6,000	58,172
Jentech Precision Industrial Co Ltd	2,000	60,132
King Yuan Electronics Co Ltd	26,000	70,440
Kinsus Interconnect Technology Corp	6,000	14,968
Macronix International Co Ltd	42,060	26,505
MediaTek Inc	38,000	1,635,035
Nanya Technology Corp (b)	27,000	30,962
Novatek Microelectronics Corp	14,000	232,343
Parade Technologies Ltd	2,000	34,515
Phison Electronics Corp	4,000	64,323
Powerchip Semiconductor Manufacturing Corp (b)	73,999	34,365
Powertech Technology Inc	16,000	59,844
Radiant Opto-Electronics Corp	11,000	60,055
Realtek Semiconductor Corp	12,000	190,985
Silicon Motion Technology Corp ADR	768	38,830
Sino-American Silicon Products Inc	14,000	47,934
Taiwan Semiconductor Manufacturing Co Ltd	567,000	15,941,289
United Microelectronics Corp	273,000	381,066
Vanguard International Semiconductor Corp	22,921	65,142
Win Semiconductors Corp (b)	9,000	27,228
Winbond Electronics Corp (b)	73,708	39,506
		20,102,455
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	71,000	76,495
Advantech Co Ltd	11,028	125,795
Asia Vital Components Co Ltd	8,000	113,087
Asustek Computer Inc	16,000	297,193
AURAS Technology Co Ltd	2,000	32,929
Catcher Technology Co Ltd	16,000	101,776
Chicony Electronics Co Ltd	16,010	81,810
Compal Electronics Inc	96,000	93,157
Getac Holdings Corp	9,000	31,091
Gigabyte Technology Co Ltd	12,000	89,103
HTC Corp (b)	17,000	20,280
Inventec Corp	73,000	94,390
King Slide Works Co Ltd	2,000	101,714
Lite-On Technology Corp	51,000	141,401
Micro-Star International Co Ltd	16,000	78,873
Pegatron Corp	47,000	119,916
Qisda Corp	39,000	34,301
Quanta Computer Inc	65,000	451,479
Wistron Corp	68,058	199,178
Wiwynn Corp	3,000	151,661
		2,435,629
TOTAL INFORMATION TECHNOLOGY		26,217,196

Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (b)	83,479	18,550
Formosa Chemicals & Fibre Corp	93,000	73,550
Formosa Plastics Corp	112,000	124,240
Nan Ya Plastics Corp	132,000	120,059
Taiwan Fertilizer Co Ltd	18,000	27,627
		364,026
Construction Materials - 0.0%
Asia Cement Corp	59,000	83,237
TCC Group Holdings Co Ltd	162,162	157,086
		240,323
Metals & Mining - 0.0%
China Steel Corp	296,000	200,315
TA Chen Stainless Pipe	47,315	70,443
Tung Ho Steel Enterprise Corp	10,370	22,304
		293,062
Paper & Forest Products - 0.0%
YFY Inc	29,000	24,931
TOTAL MATERIALS		922,342

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	39,296	51,760
Ruentex Development Co Ltd	43,371	46,210
		97,970
TOTAL TAIWAN		34,879,589
THAILAND - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
True Corp PCL (b)	57,977	20,226
True Corp PCL depository receipt (b)	340,603	117,815
		138,041
Media - 0.0%
VGI PCL warrants (b)	9,600	14
VGI PCL warrants 5/23/2027 (b)	9,690	15
		29
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	3,200	25,991
Advanced Info Service PCL depository receipt	22,100	179,502
Intouch Holdings PCL depository receipt (f)	21,300	51,110
		256,603
TOTAL COMMUNICATION SERVICES		394,673

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Sri Trang Agro-Industry PCL depository receipt	17,200	7,325
Broadline Retail - 0.0%
Central Retail Corp Pcl	6,541	4,834
Central Retail Corp Pcl depository receipt	62,500	46,188
		51,022
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	199,200	14,488
Central Plaza Hotel PCL depository receipt	13,300	11,282
Minor International PCL	4,710	3,668
Minor International PCL depository receipt	61,538	47,932
		77,370
Specialty Retail - 0.0%
Home Product Center PCL	9,000	2,284
Home Product Center PCL depository receipt	77,100	19,572
PTT Oil & Retail Business PCL depository receipt	67,500	23,556
Siam Global House PCL depository receipt	53,664	10,624
		56,036
TOTAL CONSUMER DISCRETIONARY		191,753

Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL	1,900	3,191
Carabao Group PCL depository receipt	9,300	15,617
Osotspa PCL depository receipt	32,100	12,799
Thai Beverage PCL	198,400	75,121
		106,728
Consumer Staples Distribution & Retail - 0.0%
Berli Jucker PCL depository receipt	24,100	16,125
CP ALL PCL	10,000	14,611
CP ALL PCL depository receipt	93,800	137,055
		167,791
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	79,900	56,151
Thai Union Group PCL depository receipt	44,800	14,419
		70,570
TOTAL CONSUMER STAPLES		345,089

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	97,200	11,846
IRPC PCL depository receipt	210,800	5,672
PTT Exploration & Production PCL	9,700	33,372
PTT Exploration & Production PCL depository receipt	24,100	82,914
PTT PCL	22,700	21,413
PTT PCL depository receipt	179,500	169,326
Thai Oil PCL	3,254	2,356
Thai Oil PCL depository receipt	16,422	11,889
		338,788
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL depository receipt	13,600	59,201
Kasikornbank PCL depository receipt	27,500	131,239
Kiatnakin Phatra Bank PCL	1,900	3,058
Kiatnakin Phatra Bank PCL depository receipt	7,100	11,429
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	158	4
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	342	12
Krung Thai Bank PCL	9,800	6,980
Krung Thai Bank PCL depository receipt	70,800	50,427
SCB X PCL	6,050	21,962
SCB X PCL depository receipt	14,000	50,821
Thanachart Capital PCL depository receipt	12,500	18,340
Tisco Financial Group PCL	2,000	5,833
Tisco Financial Group PCL depository receipt	7,000	20,414
TMBThanachart Bank PCL	220,872	12,783
TMBThanachart Bank PCL depository receipt	915,556	52,988
		445,491
Consumer Finance - 0.0%
Bangkok Commercial Asset Management PCL depository receipt	29,600	5,222
JMT Network Services PCL depository receipt	15,500	5,913
Krungthai Card PCL depository receipt	23,600	31,780
Muangthai Capital PCL depository receipt	16,800	18,233
Ngern Tid Lor PCL depository receipt	36,375	14,414
Srisawad Corp PCL depository receipt	18,040	14,327
		89,889
Insurance - 0.0%
Thai Life Insurance PCL	42,000	14,140
Thai Life Insurance PCL depository receipt	31,200	10,504
		24,644
TOTAL FINANCIALS		560,024

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	30,500	12,565
Bangkok Dusit Medical Services PCL depository receipt	110,500	70,980
Bumrungrad Hospital Pcl depository receipt	9,000	43,690
Chularat Hospital PCL depository receipt	114,000	5,716
		132,951
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	178,844	27,303
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	14,300	15,961
Airports of Thailand PCL depository receipt	86,600	96,662
Bangkok Expressway & Metro PCL	40,400	6,447
Bangkok Expressway & Metro PCL depository receipt	129,900	20,729
		139,799
TOTAL INDUSTRIALS		167,102

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Thailand PCL depository receipt	108,500	213,462
Hana Microelectronics PCL depository receipt	17,300	8,211
KCE Electronics PCL depository receipt	11,100	5,183
		226,856
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	44,500	25,694
PTT Global Chemical PCL depository receipt	40,900	20,824
		46,518
Construction Materials - 0.0%
Siam Cement PCL/The	500	2,304
Siam Cement PCL/The depository receipt	6,600	30,415
		32,719
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	27,200	10,766
TOTAL MATERIALS		90,003

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL depository receipt	32,100	44,623
Land & Houses PCL depository receipt	83,200	10,436
WHA Corp PCL depository receipt	167,700	16,984
		72,043
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
B Grimm Power PCL	2,800	847
B Grimm Power PCL depository receipt	25,400	7,679
Electricity Generating PCL depository receipt	5,800	15,694
Energy Absolute PCL	2,200	135
Energy Absolute PCL depository receipt	127,200	7,800
Energy Absolute PCL warrants 2/13/2028 (b)	15,067	108
Energy Absolute PCL warrants 2/13/2028 (b)	366	2
Global Power Synergy PCL	1,646	1,307
Global Power Synergy PCL depository receipt	14,400	11,439
Gulf Energy Development PCL (f)	20,100	29,441
Gulf Energy Development PCL depository receipt (f)	121,400	177,821
Ratch Group PCL depository receipt	11,200	8,352
		260,625
TOTAL THAILAND		2,779,907
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	28,296	71,434
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	23	5,691
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	1,663	46,409
Tofas Turk Otomobil Fabrikasi AS	3,066	14,487
		60,896
Household Durables - 0.0%
Arcelik AS (b)	5,213	18,834
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	22,565	9,461
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	34,284	10,092
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)(d)	6,447	11,765
		21,857
TOTAL CONSUMER DISCRETIONARY		116,739

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,736	20,854
Coca-Cola Icecek AS	20,311	28,609
		49,463
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	10,392	125,493
Migros Ticaret AS	2,203	28,751
Sok Marketler Ticaret AS	6,783	6,546
		160,790
Food Products - 0.0%
Kayseri Seker Fabrikasi AS (b)	5,492	2,572
Ulker Biskuvi Sanayi AS (b)	4,184	13,297
		15,869
TOTAL CONSUMER STAPLES		226,122

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	21,060	76,587
Financials - 0.0%
Banks - 0.0%
Akbank TAS	71,969	99,094
Haci Omer Sabanci Holding AS	32,380	71,719
Turkiye Is Bankasi AS Class C	202,606	65,458
Yapi ve Kredi Bankasi AS	76,102	48,211
		284,482
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	12,166	12,907
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS (b)	169	8,600
Turkiye Sinai Kalkinma Bankasi AS (b)	31,479	9,125
		17,725
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	4,435	10,869
Turkiye Sigorta AS	24,313	11,584
		22,453
TOTAL FINANCIALS		337,567

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	1,410	11,779
Industrials - 0.2%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	27,613	87,247
Building Products - 0.0%
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	1,596	1,266
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	42,183	70,754
Kontrolmatik Enerji Ve Muhendislik AS	7,031	5,440
Tekfen Holding AS	4,598	18,175
		94,369
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	5,210	15,597
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	5,028	3,861
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	10,746	5,947
		25,405
Ground Transportation - 0.0%
Hareket Proje Tasimaciligi Ve Yuk Muhendisligi AS	3,114	4,776
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	2,979	23,178
Alarko Holding AS	3,964	10,519
Bera Holding AS (b)	14,379	6,222
KOC Holding AS	29,787	128,419
Turkiye Sise ve Cam Fabrikalari AS	29,468	29,959
		198,297
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S.	775	10,084
Turk Traktor ve Ziraat Makineleri AS	577	12,415
		22,499
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	5,011	34,036
Turk Hava Yollari AO (b)	16,495	135,185
		169,221
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	4,627	29,507
TOTAL INDUSTRIALS		632,587

Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (b)	6,142	7,432
Technology Hardware, Storage & Peripherals - 0.0%
Reeder Teknoloji Sanayi VE Ticaret AS (b)	4,993	1,698
TOTAL INFORMATION TECHNOLOGY		9,130

Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	100,153	8,710
Petkim Petrokimya Holding AS (b)	30,999	13,944
Politeknik Metal Sanayi ve Ticaret AS (b)	15	2,468
Sasa Polyester Sanayi AS	236,320	23,291
		48,413
Construction Materials - 0.0%
Nuh Cimento Sanayi AS	1,475	10,232
Oyak Cimento Fabrikalari AS	28,069	22,516
		32,748
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	1,001	9,793
Eregli Demir ve Celik Fabrikalari TAS	82,990	49,251
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	17,490	13,514
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	4,018	9,185
Turk Altin Isletmeleri AS (b)	21,586	16,474
		98,217
TOTAL MATERIALS		179,378

Real Estate - 0.0%
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	46,418	15,816
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (c)(d)	5,058	7,624
Independent Power and Renewable Electricity Producers - 0.0%
Aksa Enerji Uretim AS	4,145	3,840
TOTAL UTILITIES		11,464

TOTAL TURKEY		1,688,603
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	81,710	375,959
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	68,184	39,540
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	66,624	61,673
TOTAL CONSUMER DISCRETIONARY		101,213

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	68,641	203,699
Abu Dhabi Islamic Bank PJSC	34,028	148,600
Dubai Islamic Bank PJSC	67,971	132,685
Emirates NBD Bank PJSC	57,856	318,184
First Abu Dhabi Bank PJSC	103,734	390,310
		1,193,478
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (b)	76,100	58,634
Multiply Group PJSC (b)	78,460	35,460
		94,094
Passenger Airlines - 0.0%
Air Arabia PJSC	53,344	45,022
Transportation Infrastructure - 0.0%
Salik Co PJSC	44,315	60,687
TOTAL INDUSTRIALS		199,803

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	88,573	203,045
Emaar Development PJSC	18,865	62,918
Emaar Properties PJSC	145,428	528,577
		794,540
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	211,125	141,976
TOTAL UNITED ARAB EMIRATES		2,806,969
UNITED KINGDOM - 7.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	133,430	285,855
Interactive Media & Services - 0.0%
Auto Trader Group PLC (c)(d)	21,041	203,459
Rightmove PLC	18,507	163,902
		367,361
Media - 0.1%
Informa PLC	31,276	310,844
ITV PLC	82,103	83,626
WPP PLC	25,355	192,673
		587,143
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	518,941	487,608
TOTAL COMMUNICATION SERVICES		1,727,967

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
B&M European Value Retail SA	22,655	76,205
Next PLC	2,734	391,483
		467,688
Distributors - 0.0%
Inchcape PLC	9,449	81,779
Diversified Consumer Services - 0.0%
Pearson PLC	15,657	247,685
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	39,880	1,319,083
Entain PLC	15,032	112,194
InterContinental Hotels Group PLC	3,734	402,041
Whitbread PLC	4,146	131,159
		1,964,477
Household Durables - 0.1%
Barratt Redrow PLC	32,388	176,930
Bellway PLC	2,756	84,231
Berkeley Group Holdings PLC	2,398	111,608
Persimmon PLC	7,516	115,680
Taylor Wimpey PLC	83,129	116,080
		604,529
Leisure Products - 0.0%
Games Workshop Group PLC	774	139,874
Specialty Retail - 0.0%
JD Sports Fashion PLC	57,464	50,402
Kingfisher PLC	42,592	140,298
		190,700
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC	8,447	84,214
TOTAL CONSUMER DISCRETIONARY		3,780,946

Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	4,874	424,184
Diageo PLC	52,323	1,367,339
		1,791,523
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	39,297	119,392
Marks & Spencer Group PLC	48,168	222,385
Ocado Group PLC (b)	14,328	52,082
Tesco PLC	158,834	683,349
		1,077,208
Food Products - 0.0%
Associated British Foods PLC	7,469	184,278
Tate & Lyle PLC	8,738	58,411
		242,689
Household Products - 0.2%
Reckitt Benckiser Group PLC	16,207	1,095,926
Personal Care Products - 0.5%
Unilever PLC	58,266	3,476,562
Tobacco - 0.4%
British American Tobacco PLC	46,811	1,924,096
Imperial Brands PLC	18,364	679,502
		2,603,598
TOTAL CONSUMER STAPLES		10,287,506

Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	5,438	86,630
Financials - 2.2%
Banks - 1.4%
Barclays PLC	340,036	1,278,547
HSBC Holdings PLC	424,887	4,816,726
Lloyds Banking Group PLC	1,426,258	1,337,711
NatWest Group PLC	153,126	904,116
Standard Chartered PLC	47,057	692,655
		9,029,755
Capital Markets - 0.6%
3i Group PLC	22,879	1,075,785
Aberdeen Group PLC	42,831	85,563
IG Group Holdings PLC	8,385	103,060
Intermediate Capital Group PLC	6,822	172,193
London Stock Exchange Group PLC	10,871	1,614,640
Man Group Plc/Jersey	27,490	70,346
Schroders PLC	21,729	97,622
St James's Place PLC	12,761	161,049
		3,380,258
Financial Services - 0.0%
M&G PLC	52,101	133,593
Wise PLC Class A (b)	15,635	190,857
		324,450
Insurance - 0.2%
Admiral Group PLC	6,326	232,891
Aviva PLC	62,915	451,214
Beazley PLC	14,961	179,151
Hiscox Ltd	7,993	121,422
Legal & General Group PLC	138,516	434,437
Phoenix Group Holdings PLC	18,819	138,928
		1,558,043
TOTAL FINANCIALS		14,292,506

Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
ConvaTec Group PLC (c)(d)	38,099	126,579
Smith & Nephew PLC	20,572	288,327
		414,906
Pharmaceuticals - 0.8%
Astrazeneca PLC	36,457	5,353,522
TOTAL HEALTH CARE		5,768,428

Industrials - 1.3%
Aerospace & Defense - 0.5%
BAE Systems PLC	71,014	1,433,950
Melrose Industries PLC	28,753	176,460
Rolls-Royce Holdings PLC (b)	199,975	1,943,631
		3,554,041
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	59,315	269,180
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	63,000	355,127
DCC PLC	2,326	154,587
Smiths Group PLC	8,096	201,944
		711,658
Machinery - 0.1%
IMI PLC	6,015	146,618
Spirax Group PLC	1,729	138,025
Weir Group PLC/The	6,098	182,749
		467,392
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	57,485	194,515
Professional Services - 0.4%
Intertek Group PLC	3,788	244,902
RELX PLC	43,775	2,198,849
		2,443,751
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	10,281	550,610
Bunzl PLC	7,850	300,759
Diploma PLC	3,145	156,246
Howden Joinery Group PLC	12,894	119,755
RS GROUP PLC	10,986	79,683
		1,207,053
TOTAL INDUSTRIALS		8,847,590

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	8,913	297,160
Spectris PLC	2,291	68,598
		365,758
Software - 0.1%
Sage Group PLC/The	23,622	368,301
TOTAL INFORMATION TECHNOLOGY		734,059

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	3,275	124,423
Johnson Matthey PLC	4,114	70,361
		194,784
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	23,516	112,212
Land Securities Group PLC	17,504	124,359
		236,571
Industrial REITs - 0.1%
Segro PLC	31,825	283,988
Tritax Big Box REIT PLC	58,239	105,623
		389,611
Office REITs - 0.0%
Derwent London PLC	2,655	63,310
Residential REITs - 0.0%
UNITE Group PLC/The	9,737	102,383
TOTAL REAL ESTATE		791,875

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	25,933	534,178
Multi-Utilities - 0.2%
Centrica PLC	120,311	232,107
National Grid PLC	114,939	1,499,291
		1,731,398
Water Utilities - 0.1%
Severn Trent PLC	6,208	202,965
United Utilities Group PLC	16,031	209,172
		412,137
TOTAL UTILITIES		2,677,713

TOTAL UNITED KINGDOM		49,190,004
UNITED STATES - 6.7%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	3,449	1,897,053
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	51,888	575,765
Consumer Staples - 0.9%
Food Products - 0.9%
JBS S/A	16,000	115,266
Nestle SA	61,613	6,221,889
Smithfield Foods Inc (g)	18	367
		6,337,522
Energy - 1.1%
Energy Equipment & Services - 0.0%
Tenaris SA	10,371	202,947
Oil, Gas & Consumable Fuels - 1.1%
BP PLC	377,745	2,119,699
DHT Holdings Inc	3,168	33,264
Shell PLC	145,582	5,299,233
		7,452,196
TOTAL ENERGY		7,655,143

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	6,865	1,163,954
Health Care - 2.9%
Biotechnology - 0.3%
CSL Ltd	11,394	1,793,294
Legend Biotech Corp ADR (b)	1,855	62,940
		1,856,234
Health Care Equipment & Supplies - 0.2%
Alcon AG	11,748	1,105,085
Inmode Ltd (b)(e)	1,840	32,641
		1,137,726
Life Sciences Tools & Services - 0.0%
ICON PLC (b)	1,934	338,431
QIAGEN NV	5,126	203,280
		541,711
Pharmaceuticals - 2.4%
Bausch Health Cos Inc (b)	6,964	45,057
GSK PLC	97,491	1,863,073
Haleon PLC	181,037	914,274
Novartis AG	46,353	5,126,233
Roche Holding AG	16,519	5,424,178
Roche Holding AG	681	235,852
Sanofi SA	25,967	2,875,115
		16,483,782
TOTAL HEALTH CARE		20,019,453

Industrials - 0.9%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	17,746	50,179
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	5,647	272,765
Waste Connections Inc	6,067	1,182,539
		1,455,304
Construction & Engineering - 0.1%
Ferrovial SE	11,548	514,209
Electrical Equipment - 0.5%
Schneider Electric SE	12,721	2,936,585
Professional Services - 0.1%
Experian PLC	21,613	1,001,445
TOTAL INDUSTRIALS		5,957,722

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	1,008	340,704
Monday.com Ltd (b)	891	216,656
Sinch AB (b)(c)(d)	16,126	33,529
		590,889
Materials - 0.2%
Construction Materials - 0.2%
Holcim AG	12,386	1,332,897
James Hardie Industries PLC depository receipt (b)	10,090	240,791
		1,573,688
TOTAL UNITED STATES		45,771,189
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	15,884	213,582
TOTAL COMMON STOCKS (Cost $566,216,198)		660,810,552

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	10,689	107,708
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Dr Ing hc F Porsche AG (c)(d)	2,140	107,177
Porsche Automobil Holding SE	3,598	135,496
Volkswagen AG	4,317	440,499
		683,172
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	3,808	302,561
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	590	136,269
TOTAL GERMANY		1,122,002
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	544	54,745
Hyundai Motor Co Series 2	813	82,397
		137,142
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	19,365	626,190
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	224	17,676
TOTAL KOREA (SOUTH)		781,008
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	105,000	0
Transneft PJSC (b)(f)	2,400	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	15,430	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,887,874)		2,010,718

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (j) (Cost $427,086)	4.25	430,000	427,064

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.32	22,529,255	22,533,761
Fidelity Securities Lending Cash Central Fund (k)(l)	4.32	7,939,900	7,940,694
TOTAL MONEY MARKET FUNDS (Cost $30,474,455)			30,474,455

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $600,005,613)	693,722,789
NET OTHER ASSETS (LIABILITIES) - (0.1)% (h)	(815,052)
NET ASSETS - 100.0%	692,907,737

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	146	Jun 2025	17,638,990	(542,114)	(542,114)
ICE MSCI Emerging Markets Index Contracts (United States)	151	Jun 2025	8,386,540	(236,238)	(236,238)
TME S&P/TSX 60 Index Contracts (Canada)	10	Jun 2025	2,081,373	13,038	13,038

TOTAL FUTURES CONTRACTS					(765,314)
The notional amount of futures purchased as a percentage of Net Assets is 4.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $15,104,798 or 2.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,741,580 or 2.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Includes $494,288 of cash collateral to cover margin requirements for futures contracts.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $427,064.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,768,829	46,166,087	37,401,155	200,051	-	-	22,533,761	22,529,255	0.0%
Fidelity Securities Lending Cash Central Fund	5,554,955	16,600,914	14,215,175	12,476	-	-	7,940,694	7,939,900	0.0%
Total	19,323,784	62,767,001	51,616,330	212,527	-	-	30,474,455	30,469,155

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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